UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

AB TRUST

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2024

Date of reporting period: November 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: ABVYX

November 30, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Large Cap Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$79	0.68%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund outperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Overall security selection was positive, while sector allocation was negative. Security selection within financials and consumer staples added to gains, while selection within utilities and real estate detracted. In terms of sector allocation, an underweight to financials and an overweight to healthcare detracted and offset gains from overweights to communication services and materials.

Performance Highlights

Top contributors to performance:

  During the 12-month period ended November 30, 2024, overall security selection was positive; allocation to some sectors also contributed to performance.

Top detractors from performance:

  During the 12-month period ended November 30, 2024, overall sector allocation was negative; security selection within some sectors also detracted from performance.

Advisor Class: ABVYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index	Russell 1000 Value Index
11/14	$10,000	$10,000	$10,000
11/15	$9,716	$10,275	$9,889
11/16	$10,174	$11,103	$11,077
11/17	$11,498	$13,642	$12,720
11/18	$11,233	$14,498	$13,096
11/19	$11,730	$16,834	$14,580
11/20	$11,675	$19,773	$14,831
11/21	$14,707	$25,294	$18,131
11/22	$15,246	$22,964	$18,570
11/23	$16,400	$26,142	$18,822
11/24	$21,615	$35,002	$24,386

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	31.80%	13.00%	8.01%
S&P 500 Index	33.89%	15.77%	13.35%
Russell 1000 Value Index	29.56%	10.84%	9.32%

The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABVYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$480,224,588
# of Portfolio Holdings	58
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,218,719

Advisor Class: ABVYX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$19,674,102	4.1%
Wells Fargo & Co.	$19,564,188	4.1%
UnitedHealth Group, Inc.	$19,235,945	4.0%
Charles Schwab Corp. (The)	$15,676,647	3.3%
Walt Disney Co. (The)	$14,103,331	2.9%
Baker Hughes Co.	$13,076,312	2.7%
Lowe's Cos., Inc.	$12,927,621	2.7%
Labcorp Holdings, Inc.	$12,509,210	2.6%
Fiserv, Inc.	$12,346,582	2.6%
Oracle Corp.	$11,431,060	2.4%
Total	$150,544,998	31.4%

Sector Breakdown

Value	Value
Financials	19.9%
Health Care	16.5%
Industrials	13.4%
Consumer Discretionary	8.7%
Information Technology	8.3%
Energy	7.3%
Communication Services	7.1%
Consumer Staples	6.7%
Real Estate	4.0%
Utilities	4.0%
Materials	3.9%
Short-Term Investments	0.1%
Other assets less liabilities	0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ABVYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABVYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

Advisor Class: ABVYX

4

LCV-ADV-0153-1124

Class A: ABVAX

November 30, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Large Cap Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	0.93%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund outperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Overall security selection was positive, while sector allocation was negative. Security selection within financials and consumer staples added to gains, while selection within utilities and real estate detracted. In terms of sector allocation, an underweight to financials and an overweight to healthcare detracted and offset gains from overweights to communication services and materials.

Performance Highlights

Top contributors to performance:

  During the 12-month period ended November 30, 2024, overall security selection was positive; allocation to some sectors also contributed to performance.

Top detractors from performance:

  During the 12-month period ended November 30, 2024, overall sector allocation was negative; security selection within some sectors also detracted from performance.

Class A: ABVAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	S&P 500 Index	Russell 1000 Value Index
11/14	$9,578	$10,000	$10,000
11/15	$9,283	$10,275	$9,889
11/16	$9,696	$11,103	$11,077
11/17	$10,925	$13,642	$12,720
11/18	$10,650	$14,498	$13,096
11/19	$11,090	$16,834	$14,580
11/20	$11,006	$19,773	$14,831
11/21	$13,832	$25,294	$18,131
11/22	$14,301	$22,964	$18,570
11/23	$15,352	$26,142	$18,822
11/24	$20,175	$35,002	$24,386

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	31.41%	12.71%	7.73%
Class A (with sales charges)	25.82%	11.74%	7.27%
S&P 500 Index	33.89%	15.77%	13.35%
Russell 1000 Value Index	29.56%	10.84%	9.32%

The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABVAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$480,224,588
# of Portfolio Holdings	58
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,218,719

Class A: ABVAX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$19,674,102	4.1%
Wells Fargo & Co.	$19,564,188	4.1%
UnitedHealth Group, Inc.	$19,235,945	4.0%
Charles Schwab Corp. (The)	$15,676,647	3.3%
Walt Disney Co. (The)	$14,103,331	2.9%
Baker Hughes Co.	$13,076,312	2.7%
Lowe's Cos., Inc.	$12,927,621	2.7%
Labcorp Holdings, Inc.	$12,509,210	2.6%
Fiserv, Inc.	$12,346,582	2.6%
Oracle Corp.	$11,431,060	2.4%
Total	$150,544,998	31.4%

Sector Breakdown

Value	Value
Financials	19.9%
Health Care	16.5%
Industrials	13.4%
Consumer Discretionary	8.7%
Information Technology	8.3%
Energy	7.3%
Communication Services	7.1%
Consumer Staples	6.7%
Real Estate	4.0%
Utilities	4.0%
Materials	3.9%
Short-Term Investments	0.1%
Other assets less liabilities	0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ABVAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABVAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

Class A: ABVAX

4

LCV-A-0153-1124

Class C: ABVCX

November 30, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Large Cap Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.69%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund outperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Overall security selection was positive, while sector allocation was negative. Security selection within financials and consumer staples added to gains, while selection within utilities and real estate detracted. In terms of sector allocation, an underweight to financials and an overweight to healthcare detracted and offset gains from overweights to communication services and materials.

Performance Highlights

Top contributors to performance:

  During the 12-month period ended November 30, 2024, overall security selection was positive; allocation to some sectors also contributed to performance.

Top detractors from performance:

  During the 12-month period ended November 30, 2024, overall sector allocation was negative; security selection within some sectors also detracted from performance.

Class C: ABVCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	S&P 500 Index	Russell 1000 Value Index
11/14	$10,000	$10,000	$10,000
11/15	$9,624	$10,275	$9,889
11/16	$9,974	$11,103	$11,077
11/17	$11,155	$13,642	$12,720
11/18	$10,795	$14,498	$13,096
11/19	$11,157	$16,834	$14,580
11/20	$10,986	$19,773	$14,831
11/21	$13,705	$25,294	$18,131
11/22	$14,064	$22,964	$18,570
11/23	$14,984	$26,142	$18,822
11/24	$19,545	$35,002	$24,386

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	30.44%	11.87%	6.93%
Class C (with sales charges)	29.44%	11.87%	6.93%
S&P 500 Index	33.89%	15.77%	13.35%
Russell 1000 Value Index	29.56%	10.84%	9.32%

The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABVCX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$480,224,588
# of Portfolio Holdings	58
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,218,719

Class C: ABVCX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$19,674,102	4.1%
Wells Fargo & Co.	$19,564,188	4.1%
UnitedHealth Group, Inc.	$19,235,945	4.0%
Charles Schwab Corp. (The)	$15,676,647	3.3%
Walt Disney Co. (The)	$14,103,331	2.9%
Baker Hughes Co.	$13,076,312	2.7%
Lowe's Cos., Inc.	$12,927,621	2.7%
Labcorp Holdings, Inc.	$12,509,210	2.6%
Fiserv, Inc.	$12,346,582	2.6%
Oracle Corp.	$11,431,060	2.4%
Total	$150,544,998	31.4%

Sector Breakdown

Value	Value
Financials	19.9%
Health Care	16.5%
Industrials	13.4%
Consumer Discretionary	8.7%
Information Technology	8.3%
Energy	7.3%
Communication Services	7.1%
Consumer Staples	6.7%
Real Estate	4.0%
Utilities	4.0%
Materials	3.9%
Short-Term Investments	0.1%
Other assets less liabilities	0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ABVCX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABVCX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

Class C: ABVCX

4

LCV-C-0153-1124

Class I: ABVIX

November 30, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Large Cap Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.70%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund outperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Overall security selection was positive, while sector allocation was negative. Security selection within financials and consumer staples added to gains, while selection within utilities and real estate detracted. In terms of sector allocation, an underweight to financials and an overweight to healthcare detracted and offset gains from overweights to communication services and materials.

Performance Highlights

Top contributors to performance:

  During the 12-month period ended November 30, 2024, overall security selection was positive; allocation to some sectors also contributed to performance.

Top detractors from performance:

  During the 12-month period ended November 30, 2024, overall sector allocation was negative; security selection within some sectors also detracted from performance.

Class I: ABVIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index	Russell 1000 Value Index
11/14	$10,000	$10,000	$10,000
11/15	$9,719	$10,275	$9,889
11/16	$10,186	$11,103	$11,077
11/17	$11,506	$13,642	$12,720
11/18	$11,257	$14,498	$13,096
11/19	$11,755	$16,834	$14,580
11/20	$11,704	$19,773	$14,831
11/21	$14,743	$25,294	$18,131
11/22	$15,283	$22,964	$18,570
11/23	$16,448	$26,142	$18,822
11/24	$21,673	$35,002	$24,386

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class I	31.77%	13.02%	8.04%
S&P 500 Index	33.89%	15.77%	13.35%
Russell 1000 Value Index	29.56%	10.84%	9.32%

The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABVIX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$480,224,588
# of Portfolio Holdings	58
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,218,719

Class I: ABVIX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$19,674,102	4.1%
Wells Fargo & Co.	$19,564,188	4.1%
UnitedHealth Group, Inc.	$19,235,945	4.0%
Charles Schwab Corp. (The)	$15,676,647	3.3%
Walt Disney Co. (The)	$14,103,331	2.9%
Baker Hughes Co.	$13,076,312	2.7%
Lowe's Cos., Inc.	$12,927,621	2.7%
Labcorp Holdings, Inc.	$12,509,210	2.6%
Fiserv, Inc.	$12,346,582	2.6%
Oracle Corp.	$11,431,060	2.4%
Total	$150,544,998	31.4%

Sector Breakdown

Value	Value
Financials	19.9%
Health Care	16.5%
Industrials	13.4%
Consumer Discretionary	8.7%
Information Technology	8.3%
Energy	7.3%
Communication Services	7.1%
Consumer Staples	6.7%
Real Estate	4.0%
Utilities	4.0%
Materials	3.9%
Short-Term Investments	0.1%
Other assets less liabilities	0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class I: ABVIX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABVIX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

Class I: ABVIX

4

LCV-I-0153-1124

Class Z: ABVZX

November 30, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Large Cap Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of October 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$2	0.12%

How did the Fund perform last year? What affected the Fund’s performance?

During the period since inception, all share classes of the Fund outperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Overall security selection was positive, while sector allocation was negative. Security selection within financials and consumer staples added to gains, while selection within utilities and real estate detracted. In terms of sector allocation, an underweight to financials and an overweight to healthcare detracted and offset gains from overweights to communication services and materials.

Performance Highlights

Top contributors to performance:

  During the period since inception, overall security selection was positive; allocation to some sectors also contributed to performance.

Top detractors from performance:

  During the period since inception, overall sector allocation was negative; security selection within some sectors also detracted from performance.

Class Z: ABVZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	S&P 500 Index	Russell 1000 Value Index
10/01/24	$10,000	$10,000	$10,000
11/30/24	$10,802	$10,589	$10,563

Average Annual Total Returns

AATR	Since Inception 10/01/24
Class Z	8.02%
S&P 500 Index	5.89%
Russell 1000 Value Index	5.63%

The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABVZX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$480,224,588
# of Portfolio Holdings	58
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,218,719

Class Z: ABVZX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$19,674,102	4.1%
Wells Fargo & Co.	$19,564,188	4.1%
UnitedHealth Group, Inc.	$19,235,945	4.0%
Charles Schwab Corp. (The)	$15,676,647	3.3%
Walt Disney Co. (The)	$14,103,331	2.9%
Baker Hughes Co.	$13,076,312	2.7%
Lowe's Cos., Inc.	$12,927,621	2.7%
Labcorp Holdings, Inc.	$12,509,210	2.6%
Fiserv, Inc.	$12,346,582	2.6%
Oracle Corp.	$11,431,060	2.4%
Total	$150,544,998	31.4%

Sector Breakdown

Value	Value
Financials	19.9%
Health Care	16.5%
Industrials	13.4%
Consumer Discretionary	8.7%
Information Technology	8.3%
Energy	7.3%
Communication Services	7.1%
Consumer Staples	6.7%
Real Estate	4.0%
Utilities	4.0%
Materials	3.9%
Short-Term Investments	0.1%
Other assets less liabilities	0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class Z: ABVZX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABVZX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

Class Z: ABVZX

4

LCG-Z-0153-1124

Advisor Class: ABYSX

November 30, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Discovery Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABYSX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$97	0.84%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Russell 2500 Value Index (the “benchmark“), before sales charges. Overall security selection detracted from returns, while sector allocation contributed. Security selection within health care and consumer staples detracted the most, while selection within energy and industrials contributed. In terms of sector allocation, losses from an underweight to utilities and an overweight to consumer discretionary were partially offset by contributions from an underweight to materials and an overweight to industrials.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selection within and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, security selection detracted from performance.

Advisor Class: ABYSX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index	Russell 2500 Value Index
11/14	$10,000	$10,000	$10,000
11/15	$10,121	$10,275	$10,048
11/16	$11,825	$11,103	$11,672
11/17	$13,392	$13,642	$13,196
11/18	$13,078	$14,498	$13,054
11/19	$13,448	$16,834	$13,927
11/20	$13,338	$19,773	$14,068
11/21	$18,240	$25,294	$18,276
11/22	$17,004	$22,964	$17,767
11/23	$17,128	$26,142	$17,541
11/24	$22,471	$35,002	$23,174

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	31.19%	10.81%	8.43%
S&P 500 Index	33.89%	15.77%	13.35%
Russell 2500 Value Index	32.11%	10.72%	8.77%

The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABYSX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$2,642,293,051
# of Portfolio Holdings	93
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$18,842,618

Advisor Class: ABYSX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tapestry, Inc.	$45,883,295	1.7%
Jones Lang LaSalle, Inc.	$41,896,386	1.6%
Pentair PLC	$41,822,733	1.6%
Cameco Corp. (New York)	$41,293,851	1.6%
Encompass Health Corp.	$40,993,899	1.6%
F5, Inc.	$40,561,707	1.5%
CH Robinson Worldwide, Inc.	$40,114,065	1.5%
Wintrust Financial Corp.	$39,779,312	1.5%
First Citizens BancShares, Inc./NC - Class A	$38,684,520	1.5%
Bath & Body Works, Inc.	$36,983,862	1.4%
Total	$408,013,630	15.5%

Sector Breakdown

Value	Value
Industrials	21.4%
Financials	20.5%
Consumer Discretionary	14.9%
Information Technology	11.6%
Real Estate	7.6%
Health Care	7.3%
Energy	5.6%
Materials	3.8%
Consumer Staples	2.5%
Utilities	2.4%
Communication Services	1.8%
Short-Term Investments	0.7%
Other assets less liabilities	-0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABYSX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ABYSX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABYSX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

Advisor Class: ABYSX

4

DV-ADV-0153-1124

Class A: ABASX

November 30, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Discovery Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABASX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.09%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Russell 2500 Value Index (the “benchmark“), before sales charges. Overall security selection detracted from returns, while sector allocation contributed. Security selection within health care and consumer staples detracted the most, while selection within energy and industrials contributed. In terms of sector allocation, losses from an underweight to utilities and an overweight to consumer discretionary were partially offset by contributions from an underweight to materials and an overweight to industrials.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selection within and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, security selection detracted from performance.

Class A: ABASX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	S&P 500 Index	Russell 2500 Value Index
11/14	$9,574	$10,000	$10,000
11/15	$9,657	$10,275	$10,048
11/16	$11,256	$11,103	$11,672
11/17	$12,712	$13,642	$13,196
11/18	$12,386	$14,498	$13,054
11/19	$12,705	$16,834	$13,927
11/20	$12,567	$19,773	$14,068
11/21	$17,145	$25,294	$18,276
11/22	$15,948	$22,964	$17,767
11/23	$16,018	$26,142	$17,541
11/24	$20,963	$35,002	$23,174

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	30.87%	10.53%	8.15%
Class A (with sales charges)	25.31%	9.58%	7.68%
S&P 500 Index	33.89%	15.77%	13.35%
Russell 2500 Value Index	32.11%	10.72%	8.77%

The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABASX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$2,642,293,051
# of Portfolio Holdings	93
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$18,842,618

Class A: ABASX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tapestry, Inc.	$45,883,295	1.7%
Jones Lang LaSalle, Inc.	$41,896,386	1.6%
Pentair PLC	$41,822,733	1.6%
Cameco Corp. (New York)	$41,293,851	1.6%
Encompass Health Corp.	$40,993,899	1.6%
F5, Inc.	$40,561,707	1.5%
CH Robinson Worldwide, Inc.	$40,114,065	1.5%
Wintrust Financial Corp.	$39,779,312	1.5%
First Citizens BancShares, Inc./NC - Class A	$38,684,520	1.5%
Bath & Body Works, Inc.	$36,983,862	1.4%
Total	$408,013,630	15.5%

Sector Breakdown

Value	Value
Industrials	21.4%
Financials	20.5%
Consumer Discretionary	14.9%
Information Technology	11.6%
Real Estate	7.6%
Health Care	7.3%
Energy	5.6%
Materials	3.8%
Consumer Staples	2.5%
Utilities	2.4%
Communication Services	1.8%
Short-Term Investments	0.7%
Other assets less liabilities	-0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABASX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ABASX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABASX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

Class A: ABASX

4

DV-A-0153-1124

Class C: ABCSX

November 30, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Discovery Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABCSX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	1.84%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Russell 2500 Value Index (the “benchmark“), before sales charges. Overall security selection detracted from returns, while sector allocation contributed. Security selection within health care and consumer staples detracted the most, while selection within energy and industrials contributed. In terms of sector allocation, losses from an underweight to utilities and an overweight to consumer discretionary were partially offset by contributions from an underweight to materials and an overweight to industrials.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selection within and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, security selection detracted from performance.

Class C: ABCSX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	S&P 500 Index	Russell 2500 Value Index
11/14	$10,000	$10,000	$10,000
11/15	$10,019	$10,275	$10,048
11/16	$11,591	$11,103	$11,672
11/17	$12,995	$13,642	$13,196
11/18	$12,565	$14,498	$13,054
11/19	$12,795	$16,834	$13,927
11/20	$12,559	$19,773	$14,068
11/21	$17,005	$25,294	$18,276
11/22	$15,695	$22,964	$17,767
11/23	$15,651	$26,142	$17,541
11/24	$20,334	$35,002	$23,174

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	29.92%	9.71%	7.35%
Class C (with sales charges)	28.92%	9.71%	7.35%
S&P 500 Index	33.89%	15.77%	13.35%
Russell 2500 Value Index	32.11%	10.72%	8.77%

The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABCSX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$2,642,293,051
# of Portfolio Holdings	93
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$18,842,618

Class C: ABCSX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tapestry, Inc.	$45,883,295	1.7%
Jones Lang LaSalle, Inc.	$41,896,386	1.6%
Pentair PLC	$41,822,733	1.6%
Cameco Corp. (New York)	$41,293,851	1.6%
Encompass Health Corp.	$40,993,899	1.6%
F5, Inc.	$40,561,707	1.5%
CH Robinson Worldwide, Inc.	$40,114,065	1.5%
Wintrust Financial Corp.	$39,779,312	1.5%
First Citizens BancShares, Inc./NC - Class A	$38,684,520	1.5%
Bath & Body Works, Inc.	$36,983,862	1.4%
Total	$408,013,630	15.5%

Sector Breakdown

Value	Value
Industrials	21.4%
Financials	20.5%
Consumer Discretionary	14.9%
Information Technology	11.6%
Real Estate	7.6%
Health Care	7.3%
Energy	5.6%
Materials	3.8%
Consumer Staples	2.5%
Utilities	2.4%
Communication Services	1.8%
Short-Term Investments	0.7%
Other assets less liabilities	-0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABCSX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ABCSX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABCSX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

Class C: ABCSX

4

DV-C-0153-1124

Class I: ABSIX

November 30, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Discovery Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABSIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	0.91%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Russell 2500 Value Index (the “benchmark“), before sales charges. Overall security selection detracted from returns, while sector allocation contributed. Security selection within health care and consumer staples detracted the most, while selection within energy and industrials contributed. In terms of sector allocation, losses from an underweight to utilities and an overweight to consumer discretionary were partially offset by contributions from an underweight to materials and an overweight to industrials.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selection within and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, security selection detracted from performance.

Class I: ABSIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index	Russell 2500 Value Index
11/14	$10,000	$10,000	$10,000
11/15	$10,121	$10,275	$10,048
11/16	$11,827	$11,103	$11,672
11/17	$13,396	$13,642	$13,196
11/18	$13,081	$14,498	$13,054
11/19	$13,449	$16,834	$13,927
11/20	$13,342	$19,773	$14,068
11/21	$18,241	$25,294	$18,276
11/22	$16,998	$22,964	$17,767
11/23	$17,113	$26,142	$17,541
11/24	$22,442	$35,002	$23,174

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class I	31.14%	10.78%	8.42%
S&P 500 Index	33.89%	15.77%	13.35%
Russell 2500 Value Index	32.11%	10.72%	8.77%

The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABSIX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$2,642,293,051
# of Portfolio Holdings	93
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$18,842,618

Class I: ABSIX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tapestry, Inc.	$45,883,295	1.7%
Jones Lang LaSalle, Inc.	$41,896,386	1.6%
Pentair PLC	$41,822,733	1.6%
Cameco Corp. (New York)	$41,293,851	1.6%
Encompass Health Corp.	$40,993,899	1.6%
F5, Inc.	$40,561,707	1.5%
CH Robinson Worldwide, Inc.	$40,114,065	1.5%
Wintrust Financial Corp.	$39,779,312	1.5%
First Citizens BancShares, Inc./NC - Class A	$38,684,520	1.5%
Bath & Body Works, Inc.	$36,983,862	1.4%
Total	$408,013,630	15.5%

Sector Breakdown

Value	Value
Industrials	21.4%
Financials	20.5%
Consumer Discretionary	14.9%
Information Technology	11.6%
Real Estate	7.6%
Health Care	7.3%
Energy	5.6%
Materials	3.8%
Consumer Staples	2.5%
Utilities	2.4%
Communication Services	1.8%
Short-Term Investments	0.7%
Other assets less liabilities	-0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABSIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class I: ABSIX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABSIX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

Class I: ABSIX

4

DV-I-0153-1124

Class Z: ABSZX

November 30, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Discovery Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABSZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$94	0.81%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Russell 2500 Value Index (the “benchmark“), before sales charges. Overall security selection detracted from returns, while sector allocation contributed. Security selection within health care and consumer staples detracted the most, while selection within energy and industrials contributed. In terms of sector allocation, losses from an underweight to utilities and an overweight to consumer discretionary were partially offset by contributions from an underweight to materials and an overweight to industrials.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selection within and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, security selection detracted from performance.

Class Z: ABSZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	S&P 500 Index	Russell 2500 Value Index
11/14	$10,000	$10,000	$10,000
11/15	$10,131	$10,275	$10,048
11/16	$11,845	$11,103	$11,672
11/17	$13,428	$13,642	$13,196
11/18	$13,126	$14,498	$13,054
11/19	$13,506	$16,834	$13,927
11/20	$13,409	$19,773	$14,068
11/21	$18,339	$25,294	$18,276
11/22	$17,108	$22,964	$17,767
11/23	$17,239	$26,142	$17,541
11/24	$22,625	$35,002	$23,174

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class Z	31.24%	10.87%	8.51%
S&P 500 Index	33.89%	15.77%	13.35%
Russell 2500 Value Index	32.11%	10.72%	8.77%

The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABSZX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$2,642,293,051
# of Portfolio Holdings	93
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$18,842,618

Class Z: ABSZX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tapestry, Inc.	$45,883,295	1.7%
Jones Lang LaSalle, Inc.	$41,896,386	1.6%
Pentair PLC	$41,822,733	1.6%
Cameco Corp. (New York)	$41,293,851	1.6%
Encompass Health Corp.	$40,993,899	1.6%
F5, Inc.	$40,561,707	1.5%
CH Robinson Worldwide, Inc.	$40,114,065	1.5%
Wintrust Financial Corp.	$39,779,312	1.5%
First Citizens BancShares, Inc./NC - Class A	$38,684,520	1.5%
Bath & Body Works, Inc.	$36,983,862	1.4%
Total	$408,013,630	15.5%

Sector Breakdown

Value	Value
Industrials	21.4%
Financials	20.5%
Consumer Discretionary	14.9%
Information Technology	11.6%
Real Estate	7.6%
Health Care	7.3%
Energy	5.6%
Materials	3.8%
Consumer Staples	2.5%
Utilities	2.4%
Communication Services	1.8%
Short-Term Investments	0.7%
Other assets less liabilities	-0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABSZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class Z: ABSZX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABSZX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

Class Z: ABSZX

4

DV-Z-0153-1124

Advisor Class: ABIYX

November 30, 2024

SCAN ME

Please scan QR code for

Fund Information

AB International Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$104	0.98%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund, except Class C, outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net) (the “benchmark”), before sales charges. Overall security selection contributed to returns, while sector allocation detracted. Security selection within industrials and energy contributed the most, offsetting losses from selection within consumer discretionary and utilities. In terms of sector allocation, an underweight to financials and an overweight to energy detracted and offset gains from an overweight to communication services and underweight to health care. Overall country selection (a result of bottom-up security analysis combined with fundamental research) detracted, as losses from an overweight to Portugal and an underweight to Australia offset gains from overweights to Taiwan and the US.

During the 12-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns.

Performance Highlights

Top contributors to performance:

  During the 12-month period, overall, security selection and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, overall sector allocation, security selection within some sectors and country selection detracted from performance.

Advisor Class: ABIYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI EAFE Index (net)
11/14	$10,000	$10,000
11/15	$10,038	$9,706
11/16	$9,611	$9,351
11/17	$12,117	$11,901
11/18	$10,189	$10,956
11/19	$10,669	$12,319
11/20	$10,597	$13,104
11/21	$11,850	$14,515
11/22	$11,318	$13,042
11/23	$12,436	$14,655
11/24	$14,009	$16,396

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	12.65%	5.60%	3.43%
MSCI EAFE Index (net)	11.88%	5.89%	5.07%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABIYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$97,727,304
# of Portfolio Holdings	59
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$254,684

Advisor Class: ABIYX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$3,450,290	3.5%
Shell PLC	$3,345,851	3.4%
NatWest Group PLC	$2,823,063	2.9%
Resona Holdings, Inc.	$2,731,538	2.8%
Sony Group Corp.	$2,537,647	2.6%
Melrose Industries PLC	$2,510,879	2.6%
Deutsche Telekom AG (Reg)	$2,506,776	2.6%
Koninklijke Ahold Delhaize NV	$2,446,495	2.5%
Airbus SE	$2,314,575	2.4%
ResMed, Inc.	$2,278,548	2.3%
Total	$26,945,662	27.6%

Sector Breakdown

Value	Value
Industrials	18.3%
Financials	13.0%
Consumer Discretionary	11.5%
Consumer Staples	11.3%
Health Care	10.1%
Materials	8.8%
Energy	8.5%
Information Technology	6.7%
Communication Services	5.5%
Utilities	3.4%
Short-Term Investments	2.4%
Other assets less liabilities	0.5%

Country Breakdown

Value	Value
Japan	20.9%
United Kingdom	17.5%
United States	9.4%
Netherlands	7.7%
Germany	6.6%
France	6.6%
Switzerland	5.7%
Spain	3.4%
Italy	3.1%
Hong Kong	2.8%
Canada	2.1%
Austria	2.1%
Taiwan	1.9%
Others	7.3%
Short-Term Investments	2.4%
Other assets less liabilities	0.5%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABIYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ABIYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABIYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

IV-ADV-0153-1124

Advisor Class: ABIYX

4

Class A: ABIAX

November 30, 2024

SCAN ME

Please scan QR code for

Fund Information

AB International Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.23%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund, except Class C, outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net) (the “benchmark”), before sales charges. Overall security selection contributed to returns, while sector allocation detracted. Security selection within industrials and energy contributed the most, offsetting losses from selection within consumer discretionary and utilities. In terms of sector allocation, an underweight to financials and an overweight to energy detracted and offset gains from an overweight to communication services and underweight to health care. Overall country selection (a result of bottom-up security analysis combined with fundamental research) detracted, as losses from an overweight to Portugal and an underweight to Australia offset gains from overweights to Taiwan and the US.

During the 12-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns.

Performance Highlights

Top contributors to performance:

  During the 12-month period, overall, security selection and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, overall sector allocation, security selection within some sectors and country selection detracted from performance.

Class A: ABIAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	MSCI EAFE Index (net)
11/14	$9,575	$10,000
11/15	$9,588	$9,706
11/16	$9,158	$9,351
11/17	$11,518	$11,901
11/18	$9,653	$10,956
11/19	$10,084	$12,319
11/20	$9,998	$13,104
11/21	$11,149	$14,515
11/22	$10,616	$13,042
11/23	$11,639	$14,655
11/24	$13,080	$16,396

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	12.38%	5.34%	3.17%
Class A (with sales charges)	7.62%	4.43%	2.72%
MSCI EAFE Index (net)	11.88%	5.89%	5.07%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABIAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$97,727,304
# of Portfolio Holdings	59
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$254,684

Class A: ABIAX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$3,450,290	3.5%
Shell PLC	$3,345,851	3.4%
NatWest Group PLC	$2,823,063	2.9%
Resona Holdings, Inc.	$2,731,538	2.8%
Sony Group Corp.	$2,537,647	2.6%
Melrose Industries PLC	$2,510,879	2.6%
Deutsche Telekom AG (Reg)	$2,506,776	2.6%
Koninklijke Ahold Delhaize NV	$2,446,495	2.5%
Airbus SE	$2,314,575	2.4%
ResMed, Inc.	$2,278,548	2.3%
Total	$26,945,662	27.6%

Sector Breakdown

Value	Value
Industrials	18.3%
Financials	13.0%
Consumer Discretionary	11.5%
Consumer Staples	11.3%
Health Care	10.1%
Materials	8.8%
Energy	8.5%
Information Technology	6.7%
Communication Services	5.5%
Utilities	3.4%
Short-Term Investments	2.4%
Other assets less liabilities	0.5%

Country Breakdown

Value	Value
Japan	20.9%
United Kingdom	17.5%
United States	9.4%
Netherlands	7.7%
Germany	6.6%
France	6.6%
Switzerland	5.7%
Spain	3.4%
Italy	3.1%
Hong Kong	2.8%
Canada	2.1%
Austria	2.1%
Taiwan	1.9%
Others	7.3%
Short-Term Investments	2.4%
Other assets less liabilities	0.5%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABIAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ABIAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABIAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

IV-A-0153-1124

Class A: ABIAX

4

Class C: ABICX

November 30, 2024

SCAN ME

Please scan QR code for

Fund Information

AB International Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABICX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.98%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund, except Class C, outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net) (the “benchmark”), before sales charges. Overall security selection contributed to returns, while sector allocation detracted. Security selection within industrials and energy contributed the most, offsetting losses from selection within consumer discretionary and utilities. In terms of sector allocation, an underweight to financials and an overweight to energy detracted and offset gains from an overweight to communication services and underweight to health care. Overall country selection (a result of bottom-up security analysis combined with fundamental research) detracted, as losses from an overweight to Portugal and an underweight to Australia offset gains from overweights to Taiwan and the US.

During the 12-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns.

Performance Highlights

Top contributors to performance:

  During the 12-month period, overall, security selection and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, overall sector allocation, security selection within some sectors and country selection detracted from performance.

Class C: ABICX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	MSCI EAFE Index (net)
11/14	$10,000	$10,000
11/15	$9,937	$9,706
11/16	$9,419	$9,351
11/17	$11,763	$11,901
11/18	$9,791	$10,956
11/19	$10,149	$12,319
11/20	$9,979	$13,104
11/21	$11,046	$14,515
11/22	$10,438	$13,042
11/23	$11,358	$14,655
11/24	$12,671	$16,396

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	11.55%	4.54%	2.40%
Class C (with sales charges)	10.55%	4.54%	2.40%
MSCI EAFE Index (net)	11.88%	5.89%	5.07%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABICX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$97,727,304
# of Portfolio Holdings	59
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$254,684

Class C: ABICX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$3,450,290	3.5%
Shell PLC	$3,345,851	3.4%
NatWest Group PLC	$2,823,063	2.9%
Resona Holdings, Inc.	$2,731,538	2.8%
Sony Group Corp.	$2,537,647	2.6%
Melrose Industries PLC	$2,510,879	2.6%
Deutsche Telekom AG (Reg)	$2,506,776	2.6%
Koninklijke Ahold Delhaize NV	$2,446,495	2.5%
Airbus SE	$2,314,575	2.4%
ResMed, Inc.	$2,278,548	2.3%
Total	$26,945,662	27.6%

Sector Breakdown

Value	Value
Industrials	18.3%
Financials	13.0%
Consumer Discretionary	11.5%
Consumer Staples	11.3%
Health Care	10.1%
Materials	8.8%
Energy	8.5%
Information Technology	6.7%
Communication Services	5.5%
Utilities	3.4%
Short-Term Investments	2.4%
Other assets less liabilities	0.5%

Country Breakdown

Value	Value
Japan	20.9%
United Kingdom	17.5%
United States	9.4%
Netherlands	7.7%
Germany	6.6%
France	6.6%
Switzerland	5.7%
Spain	3.4%
Italy	3.1%
Hong Kong	2.8%
Canada	2.1%
Austria	2.1%
Taiwan	1.9%
Others	7.3%
Short-Term Investments	2.4%
Other assets less liabilities	0.5%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABICX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ABICX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABICX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

IV-C-0153-1124

Class C: ABICX

4

Class I: AIVIX

November 30, 2024

SCAN ME

Please scan QR code for

Fund Information

AB International Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AIVIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	0.99%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund, except Class C, outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net) (the “benchmark”), before sales charges. Overall security selection contributed to returns, while sector allocation detracted. Security selection within industrials and energy contributed the most, offsetting losses from selection within consumer discretionary and utilities. In terms of sector allocation, an underweight to financials and an overweight to energy detracted and offset gains from an overweight to communication services and underweight to health care. Overall country selection (a result of bottom-up security analysis combined with fundamental research) detracted, as losses from an overweight to Portugal and an underweight to Australia offset gains from overweights to Taiwan and the US.

During the 12-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns.

Performance Highlights

Top contributors to performance:

  During the 12-month period, overall, security selection and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, overall sector allocation, security selection within some sectors and country selection detracted from performance.

Class I: AIVIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	MSCI EAFE Index (net)
11/14	$10,000	$10,000
11/15	$10,057	$9,706
11/16	$9,657	$9,351
11/17	$12,208	$11,901
11/18	$10,282	$10,956
11/19	$10,784	$12,319
11/20	$10,715	$13,104
11/21	$11,977	$14,515
11/22	$11,434	$13,042
11/23	$12,574	$14,655
11/24	$14,160	$16,396

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class I	12.62%	5.60%	3.54%
MSCI EAFE Index (net)	11.88%	5.89%	5.07%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AIVIX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$97,727,304
# of Portfolio Holdings	59
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$254,684

Class I: AIVIX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$3,450,290	3.5%
Shell PLC	$3,345,851	3.4%
NatWest Group PLC	$2,823,063	2.9%
Resona Holdings, Inc.	$2,731,538	2.8%
Sony Group Corp.	$2,537,647	2.6%
Melrose Industries PLC	$2,510,879	2.6%
Deutsche Telekom AG (Reg)	$2,506,776	2.6%
Koninklijke Ahold Delhaize NV	$2,446,495	2.5%
Airbus SE	$2,314,575	2.4%
ResMed, Inc.	$2,278,548	2.3%
Total	$26,945,662	27.6%

Sector Breakdown

Value	Value
Industrials	18.3%
Financials	13.0%
Consumer Discretionary	11.5%
Consumer Staples	11.3%
Health Care	10.1%
Materials	8.8%
Energy	8.5%
Information Technology	6.7%
Communication Services	5.5%
Utilities	3.4%
Short-Term Investments	2.4%
Other assets less liabilities	0.5%

Country Breakdown

Value	Value
Japan	20.9%
United Kingdom	17.5%
United States	9.4%
Netherlands	7.7%
Germany	6.6%
France	6.6%
Switzerland	5.7%
Spain	3.4%
Italy	3.1%
Hong Kong	2.8%
Canada	2.1%
Austria	2.1%
Taiwan	1.9%
Others	7.3%
Short-Term Investments	2.4%
Other assets less liabilities	0.5%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AIVIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class I: AIVIX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AIVIX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

IV-I-0153-1124

Class I: AIVIX

4

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr., Jorge A. Bermudez and Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB International Value Fund	2023	$45,552	$—	$44,851
	2024	$45,552	$—	$24,282
AB Discovery Value Fund	2023	$40,453	$—	$21,088
	2024	$40,453	$—	$22,480
AB Large Cap Value Fund	2023	$35,524	$—	$19,935
	2024	$35,524	$—	$19,943

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB International Value Fund	2023	$2,156,314	$44,851
			$—
			$(44,851)
	2024	$1,740,740	$24,282
			$—
			$(24,282)
AB Discovery Value Fund	2023	$2,132,551	$21,088
			$—
			$(21,088)
	2024	$1,738,938	$22,480
			$—
			$(22,480)
AB Large Cap Value Fund	2023	$2,131,398	$19,935
			$—
			$(19,935)
	2024	$1,736,401	$19,943
			$—
			$(19,943)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

NOV 11.30.24

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB DISCOVERY VALUE FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

November 30, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Industrials – 21.4%
Air Freight & Logistics – 1.5%
CH Robinson Worldwide, Inc.	379,940	$40,114,065

Building Products – 0.8%
Builders FirstSource, Inc.(a)	107,061	19,963,665

Commercial Services & Supplies – 2.2%
ABM Industries, Inc.	540,452	30,897,641
MillerKnoll, Inc.(b)	1,130,287	28,415,415

		59,313,056

Construction & Engineering – 3.9%
Fluor Corp.(a)	605,488	33,986,042
MasTec, Inc.(a)	250,051	36,022,347
WillScot Holdings Corp.(a)	846,260	32,360,982

		102,369,371

Electrical Equipment – 1.3%
Regal Rexnord Corp.(b)	192,093	33,176,382

Ground Transportation – 1.3%
ArcBest Corp.	304,035	35,049,155

Machinery – 6.7%
Gates Industrial Corp. PLC(a)(b)	1,483,320	32,870,371
John Bean Technologies Corp.(b)	256,952	32,381,091
Middleby Corp. (The)(a)(b)	255,059	36,572,910
Oshkosh Corp.	288,556	32,782,847
Pentair PLC	383,730	41,822,733

		176,429,952

Professional Services – 2.0%
Robert Half, Inc.	446,723	33,330,003
WNS Holdings Ltd.(a)	384,325	20,841,945

		54,171,948

Trading Companies & Distributors – 1.7%
Core & Main, Inc. – Class A(a)	560,070	27,191,398
Herc Holdings, Inc.	78,240	18,151,680

		45,343,078

		565,930,672

Financials – 20.5%
Banks – 11.3%
BankUnited, Inc.	691,417	29,087,913
Comerica, Inc.	493,299	35,640,853
First BanCorp./Puerto Rico	1,339,777	27,706,588
First Citizens BancShares, Inc./NC – Class A	16,856	38,684,520

abfunds.com	AB DISCOVERY VALUE FUND | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

First Hawaiian, Inc.(b)	1,247,919	$34,455,044
Texas Capital Bancshares, Inc.(a)	315,617	27,916,324
Webster Financial Corp.	515,651	31,856,919
Wintrust Financial Corp.	288,235	39,779,312
Zions Bancorp NA	548,737	33,209,563

		298,337,036

Capital Markets – 3.7%
Cboe Global Markets, Inc.	137,926	29,771,327
Invesco Ltd.	1,878,642	33,984,634
Stifel Financial Corp.	292,441	33,864,668

		97,620,629

Financial Services – 2.4%
NCR Atleos Corp.(a)	1,082,579	35,519,417
Walker & Dunlop, Inc.	249,773	27,519,989

		63,039,406

Insurance – 3.1%
American Financial Group, Inc./OH	249,600	36,656,256
Hanover Insurance Group, Inc. (The)	184,839	30,500,283
Kemper Corp.	213,573	15,268,334

		82,424,873

		541,421,944

Consumer Discretionary – 14.9%
Automobile Components – 2.4%
Adient PLC(a)	1,321,215	25,406,964
BorgWarner, Inc.	1,075,655	36,916,480

		62,323,444

Diversified Consumer Services – 1.2%
ADT, Inc.	4,145,387	31,587,849

Hotels, Restaurants & Leisure – 1.4%
Dine Brands Global, Inc.	366,543	13,166,224
Viking Holdings Ltd.(a)	531,258	24,676,934

		37,843,158

Household Durables – 1.1%
Taylor Morrison Home Corp.(a)	391,290	28,904,592

Leisure Products – 1.1%
Brunswick Corp./DE(b)	379,368	30,542,918

Specialty Retail – 4.1%
AutoNation, Inc.(a)	193,070	34,538,292
Bath & Body Works, Inc.	1,020,526	36,983,862
Group 1 Automotive, Inc.	84,318	35,902,605

		107,424,759

Textiles, Apparel & Luxury Goods – 3.6%
Crocs, Inc.(a)	226,976	23,968,666

2 | AB DISCOVERY VALUE FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

PVH Corp.(b)	230,803	$25,012,121
Tapestry, Inc.(b)	736,726	45,883,295

		94,864,082

		393,490,802

Information Technology – 11.6%
Communications Equipment – 3.5%
Calix, Inc.(a)	539,604	17,553,318
F5, Inc.(a)	162,020	40,561,707
Lumentum Holdings, Inc.(a)	385,548	33,531,110

		91,646,135

Electronic Equipment, Instruments & Components – 3.1%
Avnet, Inc.	471,900	25,817,649
Belden, Inc.	183,528	22,463,827
TD SYNNEX Corp.	294,199	35,006,739

		83,288,215

Semiconductors & Semiconductor Equipment – 2.6%
Amkor Technology, Inc.	979,244	25,891,211
FormFactor, Inc.(a)	639,146	25,604,189
Synaptics, Inc.(a)	208,742	16,749,458

		68,244,858

Software – 2.4%
ACI Worldwide, Inc.(a)	419,049	23,810,364
CommVault Systems, Inc.(a)	91,411	15,685,214
Gen Digital, Inc.	746,834	23,039,829

		62,535,407

		305,714,615

Real Estate – 7.6%
Diversified REITs – 0.6%
Broadstone Net Lease, Inc. – Class A	866,356	15,169,894

Hotel & Resort REITs – 0.9%
Ryman Hospitality Properties, Inc.	211,507	24,797,081

Industrial REITs – 1.8%
First Industrial Realty Trust, Inc.	374,609	20,022,851
STAG Industrial, Inc.	732,166	26,936,387

		46,959,238

Office REITs – 0.8%
COPT Defense Properties	632,476	20,840,084

Real Estate Management & Development – 1.6%
Jones Lang LaSalle, Inc.(a)	149,310	41,896,386

abfunds.com	AB DISCOVERY VALUE FUND | 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Residential REITs – 1.2%
Independence Realty Trust, Inc.(b)	1,442,180	$31,497,211

Specialized REITs – 0.7%
CubeSmart	387,213	19,190,276

		200,350,170

Health Care – 7.3%
Health Care Equipment & Supplies – 2.5%
Avantor, Inc.(a)(b)	1,123,852	23,668,323
Integra LifeSciences Holdings Corp.(a)(b)	658,131	16,176,860
Teleflex, Inc.	142,750	27,529,338

		67,374,521

Health Care Providers & Services – 2.7%
AMN Healthcare Services, Inc.(a)	325,565	8,474,457
Encompass Health Corp.	398,231	40,993,899
Pediatrix Medical Group, Inc.(a)	1,413,320	21,143,267

		70,611,623

Life Sciences Tools & Services – 2.1%
ICON PLC(a)	148,230	31,165,357
Revvity, Inc.(b)	210,270	24,420,758

		55,586,115

		193,572,259

Energy – 5.6%
Oil, Gas & Consumable Fuels – 5.6%
Cameco Corp. (New York)(b)	694,598	41,293,851
HF Sinclair Corp.	247,741	10,140,039
Magnolia Oil & Gas Corp. – Class A(b)	1,170,179	32,460,766
Matador Resources Co.	524,820	31,494,448
Northern Oil and Gas, Inc.(b)	741,733	32,257,968

		147,647,072

Materials – 3.8%
Chemicals – 2.0%
Avient Corp.	629,138	32,243,322
Element Solutions, Inc.	729,835	20,931,668

		53,174,990

Containers & Packaging – 1.8%
Berry Global Group, Inc.	155,098	11,215,137
Graphic Packaging Holding Co.(b)	1,188,980	35,776,408

		46,991,545

		100,166,535

Consumer Staples – 2.5%
Consumer Staples Distribution & Retail – 1.3%
BJ’s Wholesale Club Holdings, Inc.(a)(b)	359,440	34,614,072

4 | AB DISCOVERY VALUE FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Food Products – 1.2%
Nomad Foods Ltd.	1,708,531	$31,283,203

		65,897,275

Utilities – 2.4%
Electric Utilities – 2.4%
IDACORP, Inc.	310,575	36,793,820
Portland General Electric Co.	559,489	26,810,713

		63,604,533

Communication Services – 1.8%
Media – 1.8%
Criteo SA (Sponsored ADR)(a)	596,406	24,321,437
Nexstar Media Group, Inc.(b)	145,128	24,757,385

		49,078,822

Total Common Stocks (cost $2,104,285,993)		2,626,874,699

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.54%(c)(d)(e) (cost $17,152,905)	17,152,905	17,152,905

Total Investments Before Security Lending Collateral for Securities Loaned – 100.1% (cost $2,121,438,898)		2,644,027,604

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.54%(c)(d)(e) (cost $227,799)	227,799	227,799

Total Investments – 100.1% (cost $2,121,666,697)		2,644,255,403
Other assets less liabilities – (0.1)%		(1,962,352)

Net Assets – 100.0%		$2,642,293,051

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

abfunds.com	AB DISCOVERY VALUE FUND | 5

PORTFOLIO OF INVESTMENTS (continued)

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See notes to financial statements.

6 | AB DISCOVERY VALUE FUND	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

November 30, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,104,285,993)	$2,626,874,699	(a)
Affiliated issuers (cost $17,380,704—including investment of cash collateral for securities loaned of $227,799)	17,380,704
Unaffiliated dividends and interest receivable	2,740,943
Receivable for investment securities sold	1,882,173
Receivable for shares of beneficial interest sold	195,079
Affiliated dividends receivable	66,680
Receivable due from Adviser	2,820

Total assets	2,649,143,098

Liabilities
Due to custodian	8,988
Payable for shares of beneficial interest redeemed	2,569,638
Payable for investment securities purchased	1,888,266
Advisory fee payable	1,570,838
Payable for collateral received on securities loaned	227,799
Transfer Agent fee payable	83,735
Distribution fee payable	54,772
Administrative fee payable	46,305
Trustees’ fees payable	2,108
Accrued expenses	397,598

Total liabilities	6,850,047

Net Assets	$2,642,293,051

Composition of Net Assets
Paid-in capital	$1,840,586,693
Distributable earnings	801,706,358

Net Assets	$2,642,293,051

Net Asset Value Per Share—unlimited shares authorized, without par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$251,694,214	9,888,879	$25.45	*

C	$5,922,216	284,454	$20.82

Advisor	$1,689,588,045	64,097,302	$26.36

I	$152,312,637	6,046,793	$25.19

Z	$542,775,939	21,582,555	$25.15

(a)	Includes securities on loan with a value of $341,004,535 (see Note E).

*	The maximum offering price per share for Class A shares was $26.58 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB DISCOVERY VALUE FUND | 7

STATEMENT OF OPERATIONS

Year Ended November 30, 2024

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $114,177)	$40,864,413
Affiliated issuers	857,955
Interest	3,155
Securities lending income	226,512	$41,952,035

Expenses
Advisory fee (see Note B)	18,868,313
Distribution fee—Class A	594,986
Distribution fee—Class C	59,017
Distribution fee—Class R	64,196
Distribution fee—Class K	14,560
Transfer agency—Class A	131,381
Transfer agency—Class C	3,431
Transfer agency—Advisor Class	838,654
Transfer agency—Class R	32,198
Transfer agency—Class K	11,648
Transfer agency—Class I	168,800
Transfer agency—Class Z	153,926
Printing	207,887
Custody and accounting	151,167
Registration fees	116,347
Administrative	106,959
Audit and tax	64,011
Legal	58,290
Trustees’ fees	54,106
Miscellaneous	150,425

Total expenses	21,850,302
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(25,695)

Net expenses		21,824,607

Net investment income		20,127,428

Realized and Unrealized Gain on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions(a)		314,109,988
Foreign currency transactions		1,005
Net change in unrealized appreciation (depreciation) of:
Investments		356,983,269
Foreign currency denominated assets and liabilities		31

Net gain on investment and foreign currency transactions		671,094,293

Net Increase in Net Assets from Operations		$691,221,721

(a)

On April 10, 2024, the Fund had a redemption-in-kind with total proceeds in the amount of $128,469,786. The realized gain of $8,048,031, resulting from redemption-in-kind, will not be recognized for tax purposes.

See notes to financial statements.

8 | AB DISCOVERY VALUE FUND	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30, 2024	Year Ended November 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$20,127,428	$20,789,897
Net realized gain on investment transactions	314,110,993	157,769,190
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	356,983,300	(163,654,421)

Net increase in net assets from operations	691,221,721	14,904,666
Distributions to Shareholders
Class A	(14,653,544)	(17,358,541)
Class C	(430,035)	(672,390)
Advisor Class	(89,029,031)	(99,824,843)
Class R	(1,670,906)	(2,216,296)
Class K	(785,359)	(1,163,963)
Class I	(8,557,743)	(9,286,407)
Class Z	(47,557,563)	(63,934,035)
Transactions in Shares of Beneficial Interest
Net decrease	(363,200,133)	(187,904,442)

Total increase (decrease)	165,337,407	(367,456,251)
Net Assets
Beginning of period	2,476,955,644	2,844,411,895

End of period	$2,642,293,051	$2,476,955,644

See notes to financial statements.

abfunds.com	AB DISCOVERY VALUE FUND | 9

NOTES TO FINANCIAL STATEMENTS

November 30, 2024

NOTE A

Significant Accounting Policies

AB Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series company currently comprised of three funds. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Discovery Value Fund (the “Fund”), a diversified fund. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R and Class K shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

10 | AB DISCOVERY VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

abfunds.com	AB DISCOVERY VALUE FUND | 11

NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified

12 | AB DISCOVERY VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2024:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$2,626,874,699		$	– 0	–	$	– 0	–	$2,626,874,699
Short-Term Investments	17,152,905			– 0	–		– 0	–	17,152,905
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	227,799			– 0	–		– 0	–	227,799

Total Investments in Securities	2,644,255,403			– 0	–		– 0	–	2,644,255,403

Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$2,644,255,403		$	– 0	–	$	– 0	–	$2,644,255,403

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and

abfunds.com	AB DISCOVERY VALUE FUND | 13

NOTES TO FINANCIAL STATEMENTS (continued)

the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

14 | AB DISCOVERY VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended November 30, 2024, the reimbursement for such services amounted to $106,959.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $597,545 for the year ended November 30, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $2,408 from the sale of Class A shares and received $557 and $145 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended November 30, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in

abfunds.com	AB DISCOVERY VALUE FUND | 15

NOTES TO FINANCIAL STATEMENTS (continued)

a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended November 30, 2024, such waiver amounted to $24,742.

A summary of the Fund’s transactions in AB mutual funds for the year ended November 30, 2024 is as follows:

Fund	Market Value 11/30/23 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$694,021	$676,868	$17,153	$858
Government Money Market Portfolio*		– 0	–	142,254	142,026	228	12

Total						$17,381	$870

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,680,875, $2,847,253 and $921,634 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as

16 | AB DISCOVERY VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$1,338,826,030		$1,718,973,352
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$2,148,312,295

Gross unrealized appreciation	$629,578,335
Gross unrealized depreciation	(133,635,227)

Net unrealized appreciation	$495,943,108

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the year ended November 30, 2024.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a

abfunds.com	AB DISCOVERY VALUE FUND | 17

NOTES TO FINANCIAL STATEMENTS (continued)

foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio,

18 | AB DISCOVERY VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended November 30, 2024 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$341,004,535	$227,799	$346,762,975	$214,497	$12,015	$953

*	As of November 30, 2024.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023

Class A
Shares sold	525,004	957,997	$11,646,419	$19,531,630

Shares issued in reinvestment of dividends and distributions	658,911	776,559	13,145,264	15,507,875

Shares converted from Class C	33,461	73,227	750,737	1,510,468

Shares redeemed	(2,307,189)	(2,560,223)	(51,405,424)	(51,598,871)

Net decrease	(1,089,813)	(752,440)	$(25,863,004)	$(15,048,898)

Class C
Shares sold	17,751	33,620	$340,351	$566,444

Shares issued in reinvestment of dividends and distributions	24,817	38,072	407,988	636,186

Shares converted to Class A	(40,772)	(87,788)	(750,737)	(1,510,468)

Shares redeemed	(66,415)	(146,254)	(1,205,145)	(2,472,319)

Net decrease	(64,619)	(162,350)	$(1,207,543)	$(2,780,157)

abfunds.com	AB DISCOVERY VALUE FUND | 19

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023

Advisor Class
Shares sold	7,802,113	9,883,963	$179,577,312	$206,602,701

Shares issued in reinvestment of dividends and distributions	3,891,957	4,150,578	80,213,235	85,460,405

Shares redeemed	(11,791,437)	(14,722,362)	(271,697,639)	(310,769,654)

Net decrease	(97,367)	(687,821)	$(11,907,092)	$(18,706,548)

Class R
Shares sold	69,530	147,660	$1,438,845	$2,885,444

Shares issued in reinvestment of dividends and distributions	87,390	115,492	1,670,906	2,216,296

Shares redeemed	(1,511,904)	(507,313)	(32,420,490)	(9,975,749)

Net decrease	(1,354,984)	(244,161)	$(29,310,739)	$(4,874,009)

Class K
Shares sold	44,741	123,631	$937,944	$2,498,608

Shares issued in reinvestment of dividends and distributions	40,028	59,386	785,355	1,163,959

Shares redeemed	(723,473)	(353,532)	(15,752,618)	(7,050,174)

Net decrease	(638,704)	(170,515)	$(14,029,319)	$(3,387,607)

Class I
Shares sold	1,302,831	1,459,737	$28,609,319	$29,084,307

Shares issued in reinvestment of dividends and distributions	431,277	467,059	8,500,478	9,224,416

Shares redeemed	(1,877,587)	(1,740,336)	(41,834,795)	(34,776,023)

Net increase (decrease)	(143,479)	186,460	$(4,724,998)	$3,532,700

Class Z
Shares sold	3,408,981	4,523,928	$75,118,538	$90,137,986

Shares issued in reinvestment of dividends and distributions	2,387,457	3,231,226	46,937,399	63,655,144

Shares redeemed	(18,261,939)	(14,886,883)	(398,213,375)	(300,433,053)

Net decrease	(12,465,501)	(7,131,729)	$(276,157,438)	$(146,639,923)

20 | AB DISCOVERY VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but

abfunds.com	AB DISCOVERY VALUE FUND | 21

NOTES TO FINANCIAL STATEMENTS (continued)

there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended November 30, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended November 30, 2024 and November 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$25,198,883	$30,628,777
Net long-term capital gains	137,485,298	163,827,698

Total taxable distributions	$162,684,181	$194,456,475

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$63,064,294
Undistributed capital gains	242,698,831
Unrealized appreciation (depreciation)	495,943,233	(a)

Total accumulated earnings (deficit)	$801,706,358

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares, and the tax treatment of gains from a redemption-in-kind,

22 | AB DISCOVERY VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update, ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280 it, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-07 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-07.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB DISCOVERY VALUE FUND | 23

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 20.75	$ 22.19	$ 26.15	$ 19.27	$ 20.27

Income From Investment Operations

Net investment income(a)(b)	.13	.12	.17	.20	.14

Net realized and unrealized gain (loss) on investment transactions	5.91	(.08)	(1.73)	6.79	(.34)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	6.04	.04	(1.56)	6.99	(.20)

Less: Dividends and Distributions

Dividends from net investment income	(.10)	(.19)	(.22)	(.11)	(.16)

Distributions from net realized gain on investment transactions	(1.24)	(1.29)	(2.18)	– 0	–	(.64)

Total dividends and distributions	(1.34)	(1.48)	(2.40)	(.11)	(.80)

Net asset value, end of period	$ 25.45	$ 20.75	$ 22.19	$ 26.15	$ 19.27

Total Return

Total investment return based on net asset value(d)	30.87%	.44%	(6.98)%	36.43%	(1.09)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$251,694	$227,835	$260,309	$327,794	$258,777

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.09%	1.10%	1.08%	1.08%	1.15%

Expenses, before waivers/reimbursements	1.09%	1.10%	1.08%	1.08%	1.15%

Net investment income(b)	.57%	.57%	.75%	.82%	.87%

Portfolio turnover rate	53%	52%	50%	53%	52%

See footnote summary on page 29.

24 | AB DISCOVERY VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 17.23	$ 18.66	$ 22.30	$ 16.47	$ 17.42

Income From Investment Operations

Net investment income (loss)(a)(b)	(.03)	(.03)	0	(c)	.01	.02

Net realized and unrealized gain (loss) on investment transactions	4.86	(.07)	(1.45)	5.82	(.32)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	4.83	(.10)	(1.45)	5.83	(.30)

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.04)	(.01)	– 0	–	(.01)

Distributions from net realized gain on investment transactions	(1.24)	(1.29)	(2.18)	– 0	–	(.64)

Total dividends and distributions	(1.24)	(1.33)	(2.19)	– 0	–	(.65)

Net asset value, end of period	$ 20.82	$ 17.23	$ 18.66	$ 22.30	$ 16.47

Total Return

Total investment return based on net asset value(d)	29.92%	(.28)%	(7.70)%	35.40%	(1.85)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,922	$6,016	$9,541	$13,548	$15,006

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.84%	1.85%	1.83%	1.83%	1.90%

Expenses, before waivers/reimbursements	1.84%	1.85%	1.83%	1.83%	1.90%

Net investment income (loss)(b)	(.18)%	(.20)%	(.02)%	.03%	.12%

Portfolio turnover rate	53%	52%	50%	53%	52%

See footnote summary on page 29.

abfunds.com	AB DISCOVERY VALUE FUND | 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 21.45	$ 22.89	$ 26.90	$ 19.83	$ 20.83

Income From Investment Operations

Net investment income(a)(b)	.19	.17	.23	.27	.19

Net realized and unrealized gain (loss) on investment transactions	6.11	(.06)	(1.78)	6.96	(.34)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	6.30	.11	(1.55)	7.23	(.15)

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.26)	(.28)	(.16)	(.21)

Distributions from net realized gain on investment transactions	(1.24)	(1.29)	(2.18)	– 0	–	(.64)

Total dividends and distributions	(1.39)	(1.55)	(2.46)	(.16)	(.85)

Net asset value, end of period	$ 26.36	$ 21.45	$ 22.89	$ 26.90	$ 19.83

Total Return

Total investment return based on net asset value(d)	31.19%	.73%	(6.78)%	36.76%	(.82)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,689,588	$1,376,938	$1,485,483	$1,738,004	$1,225,735

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.84%	.85%	.83%	.83%	.90%

Expenses, before waivers/reimbursements	.84%	.85%	.83%	.83%	.90%

Net investment income(b)	.82%	.82%	1.00%	1.07%	1.10%

Portfolio turnover rate	53%	52%	50%	53%	52%

See footnote summary on page 29.

26 | AB DISCOVERY VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 20.56	$ 22.01	$ 25.96	$ 19.14	$ 20.13

Income From Investment Operations

Net investment income(a)(b)	.17	.16	.22	.25	.18

Net realized and unrealized gain (loss) on investment transactions	5.85	(.07)	(1.72)	6.73	(.32)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	6.02	.09	(1.50)	6.98	(.14)

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.25)	(.27)	(.16)	(.21)

Distributions from net realized gain on investment transactions	(1.24)	(1.29)	(2.18)	– 0	–	(.64)

Total dividends and distributions	(1.39)	(1.54)	(2.45)	(.16)	(.85)

Net asset value, end of period	$ 25.19	$ 20.56	$ 22.01	$ 25.96	$ 19.14

Total Return

Total investment return based on net asset value(d)	31.14%	.68%	(6.81)%	36.71%	(.79)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$152,313	$127,295	$132,169	$152,215	$178,761

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.91%	.88%	.86%	.86%	.90%

Expenses, before waivers/reimbursements	.91%	.88%	.86%	.86%	.90%

Net investment income(b)	.76%	.79%	.97%	1.03%	1.11%

Portfolio turnover rate	53%	52%	50%	53%	52%

See footnote summary on page 29.

abfunds.com	AB DISCOVERY VALUE FUND | 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class Z
Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 20.53	$ 21.98	$ 25.93	$ 19.12	$ 20.11

Income From Investment Operations

Net investment income(a)(b)	.19	.17	.24	.27	.20

Net realized and unrealized gain (loss) on investment transactions	5.83	(.06)	(1.72)	6.72	(.33)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	6.02	.11	(1.48)	6.99	(.13)

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.27)	(.29)	(.18)	(.22)

Distributions from net realized gain on investment transactions	(1.24)	(1.29)	(2.18)	– 0	–	(.64)

Total dividends and distributions	(1.40)	(1.56)	(2.47)	(.18)	(.86)

Net asset value, end of period	$ 25.15	$ 20.53	$ 21.98	$ 25.93	$ 19.12

Total Return

Total investment return based on net asset value(d)	31.24%	.77%	(6.71)%	36.76%	(.71)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$542,776	$698,987	$905,260	$972,914	$897,818

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.81%	.80%	.79%	.78%	.81%

Expenses, before waivers/reimbursements	.81%	.80%	.79%	.78%	.81%

Net investment income(b)	.87%	.86%	1.05%	1.11%	1.19%

Portfolio turnover rate.	53%	52%	50%	53%	52%

See footnote summary on page 29.

28 | AB DISCOVERY VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

See notes to financial statements.

abfunds.com	AB DISCOVERY VALUE FUND | 29

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Discovery Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Discovery Value Fund (the “Fund”) (one of the funds constituting AB Trust (the “Trust”)), including the portfolio of investments, as of November 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting AB Trust) at November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and

30 | AB DISCOVERY VALUE FUND	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

January 24, 2025

abfunds.com	AB DISCOVERY VALUE FUND | 31

2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended November 30, 2024. For individual shareholders, the Fund designates 91.02% of dividends paid as qualified dividend income. For corporate shareholders, 90.92% of dividends paid qualify for the dividends received deduction. The Fund designates $137,485,298 of dividends paid as long-term capital gain dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

32 | AB DISCOVERY VALUE FUND	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Trust (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Discovery Value Fund (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

abfunds.com	AB DISCOVERY VALUE FUND | 33

judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

34 | AB DISCOVERY VALUE FUND	abfunds.com

expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was the same as the median.

abfunds.com	AB DISCOVERY VALUE FUND | 35

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted

36 | AB DISCOVERY VALUE FUND	abfunds.com

that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than a breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale.

abfunds.com	AB DISCOVERY VALUE FUND | 37

NOTES

38 | AB DISCOVERY VALUE FUND	abfunds.com

NOTES

abfunds.com	AB DISCOVERY VALUE FUND | 39

NOTES

40 | AB DISCOVERY VALUE FUND	abfunds.com

AB DISCOVERY VALUE FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

DV-0151-1124

NOV 11.30.24

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB INTERNATIONAL VALUE FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

November 30, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.1%
Industrials – 18.3%
Aerospace & Defense – 7.5%
Airbus SE	14,808	$2,314,575
BAE Systems PLC	92,240	1,441,700
Melrose Industries PLC	343,143	2,510,879
MTU Aero Engines AG	2,976	1,014,573

		7,281,727

Air Freight & Logistics – 0.9%
SG Holdings Co., Ltd.	93,800	923,111

Construction & Engineering – 1.7%
Shimizu Corp.(a)	207,400	1,649,080

Electrical Equipment – 0.9%
Fuji Electric Co., Ltd.	14,700	830,639

Machinery – 5.8%
Amada Co., Ltd.	86,100	830,596
IHI Corp.	20,500	1,062,409
Kawasaki Heavy Industries Ltd.	25,600	950,721
Techtronic Industries Co., Ltd.	104,500	1,487,360
Toyota Industries Corp.	18,500	1,382,881

		5,713,967

Passenger Airlines – 1.5%
Ryanair Holdings PLC (Sponsored ADR)(a)	32,752	1,442,398

		17,840,922

Financials – 13.0%
Banks – 10.4%
ABN AMRO Bank NV	70,640	1,095,146
Danske Bank A/S	48,986	1,409,434
Erste Group Bank AG	37,152	2,039,290
NatWest Group PLC	550,375	2,823,063
Resona Holdings, Inc.	326,600	2,731,538

		10,098,471

Insurance – 2.6%
ASR Nederland NV	28,176	1,346,625
Prudential PLC(a)	148,609	1,217,954

		2,564,579

		12,663,050

Consumer Discretionary – 11.5%
Automobiles – 2.5%
Honda Motor Co., Ltd.	144,700	1,248,470
Subaru Corp.	77,300	1,240,403

		2,488,873

abfunds.com	AB INTERNATIONAL VALUE FUND | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 0.8%
Entain PLC(a)	75,410	$773,428

Household Durables – 3.4%
Persimmon PLC	50,550	809,787
Sony Group Corp.	126,400	2,537,647

		3,347,434

Specialty Retail – 3.1%
Industria de Diseno Textil SA(a)	33,766	1,863,316
JD Sports Fashion PLC	884,562	1,148,488

		3,011,804

Textiles, Apparel & Luxury Goods – 1.7%
Burberry Group PLC(a)	145,550	1,665,958

		11,287,497

Consumer Staples – 11.3%
Beverages – 3.0%
Coca-Cola Europacific Partners PLC	22,114	1,715,604
Heineken NV(a)	16,303	1,206,750

		2,922,354

Consumer Staples Distribution & Retail – 3.9%
Carrefour SA	90,233	1,374,152
Koninklijke Ahold Delhaize NV	70,907	2,446,495

		3,820,647

Food Products – 2.2%
Nestle SA (REG)	24,420	2,120,625

Personal Care Products – 2.2%
Haleon PLC	457,079	2,180,320

		11,043,946

Health Care – 10.1%
Health Care Equipment & Supplies – 2.3%
ResMed, Inc.	90,830	2,278,548

Health Care Providers & Services – 1.7%
Fresenius SE & Co. KGaA(b)	47,977	1,688,831

Pharmaceuticals – 6.1%
GSK PLC	70,475	1,197,251
Merck KGaA	8,516	1,276,412
Roche Holding AG (Genusschein)	11,875	3,450,290

		5,923,953

		9,891,332

Materials – 8.8%
Chemicals – 4.3%
Arkema SA	16,342	1,296,679
Kuraray Co., Ltd.	109,300	1,489,338

2 | AB INTERNATIONAL VALUE FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Tosoh Corp.	101,500	$1,400,865

		4,186,882

Construction Materials – 2.3%
CRH PLC	22,143	2,264,565

Metals & Mining – 2.2%
Endeavour Mining PLC(a)	45,346	890,698
Lundin Mining Corp.(a)	125,832	1,234,907

		2,125,605

		8,577,052

Energy – 8.5%
Energy Equipment & Services – 4.9%
Shell PLC	103,141	3,345,851
Vallourec SACA(b)	84,273	1,480,264

		4,826,115

Oil, Gas & Consumable Fuels – 3.6%
Cameco Corp. (Toronto)(a)	34,950	2,093,181
Repsol SA	113,857	1,425,126

		3,518,307

		8,344,422

Information Technology – 6.7%
Semiconductors & Semiconductor Equipment – 5.4%
NXP Semiconductors NV	5,550	1,273,003
Taiwan Semiconductor Manufacturing Co., Ltd.	60,000	1,869,633
Tokyo Electron Ltd.	13,600	2,132,236

		5,274,872

Technology Hardware, Storage & Peripherals – 1.3%
Samsung Electronics Co., Ltd.	31,710	1,246,939

		6,521,811

Communication Services – 5.5%
Diversified Telecommunication Services – 5.5%
Deutsche Telekom AG (REG)	78,359	2,506,776
Koninklijke KPN NV	366,711	1,422,592
Telstra Group Ltd.(a)	563,997	1,452,413

		5,381,781

Utilities – 3.4%
Electric Utilities – 3.4%
EDP SA	482,595	1,746,057
Enel SpA	224,170	1,614,358

		3,360,415

Total Common Stocks (cost $81,747,761)		94,912,228

abfunds.com	AB INTERNATIONAL VALUE FUND | 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.54%(c)(d)(e) (cost $2,137,358)	2,137,358	$2,137,358

Total Investments Before Security Lending Collateral for Securities Loaned – 99.3% (cost $83,885,119)		97,049,586

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.54%(c)(d)(e) (cost $195,388)	195,388	195,388

Total Investments – 99.5% (cost $84,080,507)		97,244,974
Other assets less liabilities – 0.5%		482,330

Net Assets – 100.0%		$97,727,304

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	4,636	CHF	3,995	12/20/2024	$(91,765)
Bank of America, NA	GBP	2,073	USD	2,669	01/16/2025	31,706
Bank of America, NA	USD	6,387	AUD	9,828	02/05/2025	25,901
Bank of America, NA	TWD	52,591	USD	1,629	02/27/2025	(3,775)
Citibank, NA	USD	574	JPY	85,111	12/19/2024	(3,945)
Citibank, NA	KRW	1,629,168	USD	1,217	01/17/2025	46,664
Citibank, NA	CAD	4,127	USD	2,986	02/05/2025	31,312
Goldman Sachs Bank USA	JPY	76,835	USD	508	12/19/2024	(6,204)
HSBC BANK USA	USD	110	KRW	153,334	01/17/2025	20
Morgan Stanley Capital Services, Inc.	USD	1,197	SGD	1,566	12/17/2024	(26,764)
Morgan Stanley Capital Services, Inc.	USD	2,059	JPY	305,212	12/19/2024	(14,560)
Morgan Stanley Capital Services, Inc.	KRW	380,319	USD	277	01/17/2025	3,691
Morgan Stanley Capital Services, Inc.	KRW	228,282	USD	163	01/17/2025	(627)
Morgan Stanley Capital Services, Inc.	USD	3,269	SEK	35,958	02/05/2025	43,561
State Street Bank & Trust Co.	USD	664	ILS	2,484	12/11/2024	20,224
State Street Bank & Trust Co.	USD	191	TRY	6,782	12/18/2024	1,196
State Street Bank & Trust Co.	HKD	9,262	USD	1,194	12/19/2024	2,913
State Street Bank & Trust Co.	JPY	434,010	USD	2,838	12/19/2024	(69,249)
State Street Bank & Trust Co.	USD	2,588	JPY	394,930	12/19/2024	57,383
State Street Bank & Trust Co.	CHF	826	USD	956	12/20/2024	16,916
State Street Bank & Trust Co.	CHF	227	USD	257	12/20/2024	(859)
State Street Bank & Trust Co.	EUR	1,537	USD	1,669	12/20/2024	43,771
State Street Bank & Trust Co.	EUR	510	USD	537	12/20/2024	(2,261)
State Street Bank & Trust Co.	USD	189	CHF	162	12/20/2024	(4,336)

4 | AB INTERNATIONAL VALUE FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	771	EUR	730	12/20/2024	$741
State Street Bank & Trust Co.	USD	2,014	EUR	1,871	12/20/2024	(36,330)
State Street Bank & Trust Co.	GBP	250	USD	322	01/16/2025	3,523
State Street Bank & Trust Co.	GBP	460	USD	580	01/16/2025	(5,501)
State Street Bank & Trust Co.	USD	317	GBP	250	01/16/2025	1,496
State Street Bank & Trust Co.	USD	382	GBP	299	01/16/2025	(1,266)
State Street Bank & Trust Co.	CAD	356	USD	256	02/05/2025	731
State Street Bank & Trust Co.	SEK	2,714	USD	247	02/05/2025	(2,841)
State Street Bank & Trust Co.	USD	163	AUD	251	02/05/2025	598
State Street Bank & Trust Co.	USD	813	NOK	8,993	02/05/2025	1,771
UBS AG	EUR	5,167	USD	5,580	12/20/2024	115,846
UBS AG	USD	275	KRW	377,182	01/17/2025	(3,816)

						$175,865

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

See notes to financial statements.

abfunds.com	AB INTERNATIONAL VALUE FUND | 5

STATEMENT OF ASSETS & LIABILITIES

November 30, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $81,747,761)	$94,912,228	(a)
Affiliated issuers (cost $2,332,746—including investment of cash collateral for securities loaned of $195,388)	2,332,746
Cash	14
Foreign currencies, at value (cost $110,917)	110,995
Unaffiliated dividends receivable	642,645
Unrealized appreciation on forward currency exchange contracts	449,964
Receivable due from Adviser	78,421
Receivable for shares of beneficial interest sold	64,064
Affiliated dividends receivable	8,610

Total assets	98,599,687

Liabilities
Unrealized depreciation on forward currency exchange contracts	274,099
Payable for collateral received on securities loaned	195,388
Payable for shares of beneficial interest redeemed	96,241
Custody and accounting fees payable	66,571
Advisory fee payable	59,762
Audit and tax fee payable	50,667
Administrative fee payable	43,103
Transfer Agent fee payable	15,952
Distribution fee payable	14,985
Trustees’ fees payable	731
Payable for investment securities purchased and foreign currency transactions	33
Accrued expenses	54,851

Total liabilities	872,383

Net Assets	$97,727,304

Composition of Net Assets
Paid-in capital	$199,229,729
Accumulated loss	(101,502,425)

Net Assets	$97,727,304

Net Asset Value Per Share—unlimited shares authorized, without par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$69,281,270	4,774,801	$14.51	*

C	$1,071,234	74,766	$14.33

Advisor	$26,556,267	1,784,641	$14.88

I	$818,533	57,166	$14.32

(a)	Includes securities on loan with a value of $7,338,909 (see Note E).

*	The maximum offering price per share for Class A shares was $15.15 which reflects a sales charge of 4.25%.

See notes to financial statements.

6 | AB INTERNATIONAL VALUE FUND	abfunds.com

STATEMENT OF OPERATIONS

Year Ended November 30, 2024

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $348,589)	$3,259,706
Affiliated issuers	113,703
Interest	843
Securities lending income	8,727	$3,382,979

Expenses
Advisory fee (see Note B)	790,094
Distribution fee—Class A	175,490
Distribution fee—Class C	11,170
Distribution fee—Class R	10,730
Distribution fee—Class K	9,558
Transfer agency—Class A	174,986
Transfer agency—Class C	3,055
Transfer agency—Advisor Class	67,825
Transfer agency—Class R	5,411
Transfer agency—Class K	7,647
Transfer agency—Class I	969
Administrative	110,088
Registration fees	83,035
Audit and tax	76,144
Custody and accounting	78,103
Printing	63,668
Legal	57,092
Trustees’ fees	21,945
Miscellaneous	30,650

Total expenses	1,777,660
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(535,410)

Net expenses		1,242,250

Net investment income		2,140,729

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		5,445,147
Forward currency exchange contracts		(419,319)
Foreign currency transactions		(53,382)
Net change in unrealized appreciation (depreciation) of:
Investments		5,688,162
Forward currency exchange contracts		226,139
Foreign currency denominated assets and liabilities		(17,932)

Net gain on investment and foreign currency transactions		10,868,815

Net Increase in Net Assets from Operations		$13,009,544

See notes to financial statements.

abfunds.com	AB INTERNATIONAL VALUE FUND | 7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30, 2024	Year Ended November 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,140,729	$2,101,417
Net realized gain (loss) on investment and foreign currency transactions	4,972,446	(869,158)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	5,896,369	9,320,084

Net increase in net assets from operations	13,009,544	10,552,343
Distributions to Shareholders
Class A	(5,407,956)	(798,838)
Class C	(67,055)	(3,034)
Advisor Class	(2,160,450)	(368,472)
Class R	(45,450)	(39,228)
Class K	(101,968)	(50,584)
Class I	(66,567)	(19,343)
Transactions in Shares of Beneficial Interest
Net decrease	(17,097,709)	(6,452,259)

Total increase (decrease)	(11,937,611)	2,820,585
Net Assets
Beginning of period	109,664,915	106,844,330

End of period	$97,727,304	$109,664,915

See notes to financial statements.

8 | AB INTERNATIONAL VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS

November 30, 2024

NOTE A

Significant Accounting Policies

AB Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series company currently comprised of three funds. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB International Value Fund (the “Fund”), a diversified fund. The Fund offers Class A, Class C, Advisor Class, and Class I shares. Class B, Class R and Class K shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

abfunds.com	AB INTERNATIONAL VALUE FUND | 9

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

10 | AB INTERNATIONAL VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then

abfunds.com	AB INTERNATIONAL VALUE FUND | 11

NOTES TO FINANCIAL STATEMENTS (continued)

discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2024:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Industrials	$1,442,398		$16,398,524		$	– 0	–	$17,840,922
Financials	– 0	–	12,663,050			– 0	–	12,663,050
Consumer Discretionary	– 0	–	11,287,497			– 0	–	11,287,497
Consumer Staples	4,162,099		6,881,847			– 0	–	11,043,946
Health Care	– 0	–	9,891,332			– 0	–	9,891,332
Materials	3,499,472		5,077,580			– 0	–	8,577,052
Energy	2,093,181		6,251,241			– 0	–	8,344,422
Information Technology	1,273,003		5,248,808			– 0	–	6,521,811
Communication Services	1,422,592		3,959,189			– 0	–	5,381,781
Utilities	– 0	–	3,360,415			– 0	–	3,360,415
Short-Term Investments	2,137,358		– 0	–		– 0	–	2,137,358
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	195,388		– 0	–		– 0	–	195,388

Total Investments in Securities	16,225,491		81,019,483	(a)		– 0	–	97,244,974
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	– 0	–	449,964			– 0	–	449,964
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(274,099)			– 0	–	(274,099)

Total	$16,225,491		$81,195,348		$	– 0	–	$97,420,839

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

12 | AB INTERNATIONAL VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

abfunds.com	AB INTERNATIONAL VALUE FUND | 13

NOTES TO FINANCIAL STATEMENTS (continued)

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory

14 | AB INTERNATIONAL VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.25%, 2.00%, 1.00%, and 1.00% of daily average net assets for Class A, Class C, Advisor Class, and Class I shares, respectively. Effective June 1, 2024, the Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.21%, 1.96%, .96% and .96% of the daily average net assets for the Class A, Class C, Advisor Class and Class I shares, respectively. For the year ended November 30, 2024, such reimbursements/waivers amounted to $530,131.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended November 30, 2024, the reimbursement for such services amounted to $110,088.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $90,137 for the year ended November 30, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $588 from the sale of Class A shares and received $155 and $6 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended November 30, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee

abfunds.com	AB INTERNATIONAL VALUE FUND | 15

NOTES TO FINANCIAL STATEMENTS (continued)

of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended November 30, 2024, such waiver amounted to $3,417.

A summary of the Fund’s transactions in AB mutual funds for the year ended November 30, 2024 is as follows:

Fund	Market Value 11/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$145	$33,476	$31,483	$2,138	$114
Government Money Market Portfolio*	800	38,956	39,561	195	3

Total				$2,333	$117

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $6,496,886, $2,389,738 and $2,443,823 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A

16 | AB INTERNATIONAL VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding
U.S. government securities)	$47,232,783		$72,644,253
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$84,621,070

Gross unrealized appreciation	$17,729,542
Gross unrealized depreciation	(5,133,263)

Net unrealized appreciation	$12,596,279

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract

abfunds.com	AB INTERNATIONAL VALUE FUND | 17

NOTES TO FINANCIAL STATEMENTS (continued)

and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended November 30, 2024, the Fund held forward currency exchange contracts for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the year ended November 30, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$449,964	Unrealized depreciation on forward currency exchange contracts	$274,099

Total		$449,964		$274,099

18 | AB INTERNATIONAL VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$(419,319)	$226,139

Total		$(419,319)	$226,139

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended November 30, 2024:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$32,056,740
Average principal amount of sale contracts	$27,895,000

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of November 30, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Bank of America, NA	$57,607	$(57,607)	$	– 0	–	$	– 0	–	$	– 0	–
Citibank, NA	77,976	(3,945)	– 0	–	– 0	–	74,031
HSBC Bank USA	20	– 0	–	– 0	–	– 0	–	20
Morgan Stanley Capital Services, Inc.	47,252	(41,951)	– 0	–	– 0	–	5,301
State Street Bank & Trust Co.	151,263	(122,643)	– 0	–	– 0	–	28,620
UBS AG	115,846	(3,816)	– 0	–	– 0	–	112,030

Total	$449,964	$(229,962)	$	– 0	–	$	– 0	–	$220,002	^

abfunds.com	AB INTERNATIONAL VALUE FUND | 19

NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America, NA	$95,540	$(57,607)	$	– 0	–	$	– 0	–	$37,933
Citibank, NA	3,945	(3,945)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA	6,204	– 0	–	– 0	–	– 0	–	6,204
Morgan Stanley Capital Services, Inc.	41,951	(41,951)	– 0	–	– 0	–	– 0	–
State Street Bank & Trust Co.	122,643	(122,643)	– 0	–	– 0	–	– 0	–
UBS AG	3,816	(3,816)	– 0	–	– 0	–	– 0	–

Total	$274,099	$(229,962)	$	– 0	–	$	– 0	–	$44,137	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the

20 | AB INTERNATIONAL VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

abfunds.com	AB INTERNATIONAL VALUE FUND | 21

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the year ended November 30, 2024 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$7,338,909	$195,388	$7,458,235	$5,421	$3,306	$1,862

*	As of November 30, 2024.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023

Class A
Shares sold	343,129	492,927	$5,097,772	$6,826,875

Shares issued in reinvestment of dividends	342,720	57,109	4,828,554	719,566

Shares converted from Class C	2,442	13,666	35,761	189,467

Shares redeemed	(792,933)	(1,020,695)	(11,835,012)	(14,088,258)

Net decrease	(104,642)	(456,993)	$(1,872,925)	$(6,352,350)

Class C
Shares sold	2,316	26,490	$34,294	$338,461

Shares issued in reinvestment of dividends	4,589	224	63,940	2,788

Shares converted to Class A	(2,482)	(13,908)	(35,761)	(189,467)

Shares redeemed	(8,739)	(8,129)	(133,531)	(108,491)

Net increase (decrease)	(4,316)	4,677	$(71,058)	$43,291

Advisor Class
Shares sold	54,192	88,843	$825,606	$1,257,008

Shares issued in reinvestment of dividends	120,893	23,124	1,745,303	298,306

Shares redeemed	(214,895)	(352,392)	(3,312,401)	(4,928,412)

Net decrease	(39,810)	(240,425)	$(741,492)	$(3,373,098)

22 | AB INTERNATIONAL VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023

Class R
Shares sold	18,952	63,064	$269,678	$865,087

Shares issued in reinvestment of dividends	3,301	3,133	45,416	39,199

Shares redeemed	(363,161)	(60,910)	(5,533,534)	(829,739)

Net increase (decrease)	(340,908)	5,287	$(5,218,440)	$74,547

Class K
Shares sold	43,662	371,101	$635,600	$5,078,128

Shares issued in reinvestment of dividends	7,394	4,034	101,968	50,583

Shares redeemed	(658,531)	(109,138)	(10,015,486)	(1,491,267)

Net increase (decrease)	(607,475)	265,997	$(9,277,918)	$3,637,444

Class I
Shares sold	17,608	13,061	$262,601	$175,700

Shares issued in reinvestment of dividends	4,693	1,215	65,229	15,124

Shares redeemed	(16,373)	(51,181)	(243,706)	(672,917)

Net increase (decrease)	5,928	(36,905)	$84,124	$(482,093)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

abfunds.com	AB INTERNATIONAL VALUE FUND | 23

NOTES TO FINANCIAL STATEMENTS (continued)

Emerging-Market Risk—Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase agreements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

24 | AB INTERNATIONAL VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended November 30, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended November 30, 2024 and November 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$7,849,446	$1,279,499

Total taxable distributions	$7,849,446	$1,279,499

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$$2,137,178
Accumulated capital and other losses	(116,218,213	)(a)
Unrealized appreciation (depreciation)	12,578,610	(b)

Total accumulated earnings (deficit)	$(101,502,425)

(a)

As of November 30, 2024, the Fund had a net capital loss carryforward of $116,218,213. During the fiscal year, the Fund utilized $4,206,839 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund had a net short-term capital loss carryforward of $38,627,655 and a net long-term capital loss carryforward of $77,590,558, which may be carried forward for an indefinite period.

During the current fiscal year, there were no permanent differences that resulted in adjustments to accumulated loss or additional paid-in capital.

abfunds.com	AB INTERNATIONAL VALUE FUND | 25

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update, ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280 it, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-07 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-07.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

26 | AB INTERNATIONAL VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Year Ended November 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 14.02	$ 12.89	$ 13.94	$ 12.58	$ 12.84

Income From Investment Operations

Net investment income(a)(b)	.29	.25	.74	.30	.11

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.39	1.03	(1.42)	1.15	(.23)

Net increase (decrease) in net asset value from operations	1.68	1.28	(.68)	1.45	(.12)

Less: Dividends

Dividends from net investment income	(1.19)	(.15)	(.37)	(.09)	(.14)

Net asset value, end of period	$ 14.51	$ 14.02	$ 12.89	$ 13.94	$ 12.58

Total Return

Total investment return based on net asset value(c)*	12.38%	9.64%	(5.08)%+	11.51%	(.85)%

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$69	$68	$69	$79	$80

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.23%	1.25%	1.25%	1.25%	1.25%

Expenses, before waivers/reimbursements	1.75%	1.74%	1.76%	1.61%	1.65%

Net investment income(b)	1.96%	1.84%	5.92%	2.10%	1.00%

Portfolio turnover rate	46%	39%	42%	45%	48%

See footnote summary on page 30.

abfunds.com	AB INTERNATIONAL VALUE FUND | 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Year Ended November 30,
	2024	2023	2022	2021		2020

Net asset value, beginning of period	$ 13.73	$ 12.61	$ 13.56	$ 12.25		$ 12.46

Income From Investment Operations

Net investment income(a)(b)	.18	.15	.61	.20		.03

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.37	1.01	(1.38)	1.11		(.24)

Net increase (decrease) in net asset value from operations	1.55	1.16	(.77)	1.31		(.21)

Less: Dividends

Dividends from net investment income	(.95)	(.04)	(.18)	– 0	–	(.00	)(d)

Net asset value, end of period	$ 14.33	$ 13.73	$ 12.61	$ 13.56		$ 12.25

Total Return

Total investment return based on net asset value(c)*	11.55%	8.81%	(5.80)%+	10.69%		(1.67)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,071	$1,086	$938	$1,233		$2,178

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.98%	2.00%	2.00%	2.00%		2.00%

Expenses, before waivers/reimbursements	2.52%	2.52%	2.54%	2.38%		2.43%

Net investment income(b)	1.23%	1.12%	4.97%	1.44%		.26%

Portfolio turnover rate	46%	39%	42%	45%		48%

See footnote summary on page 30.

28 | AB INTERNATIONAL VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Advisor Class
	Year Ended November 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 14.39	$ 13.23	$ 14.29	$ 12.90	$ 13.16

Income From Investment Operations

Net investment income(a)(b)	.34	.29	.77	.35	.15

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.41	1.05	(1.42)	1.17	(.23)

Net increase (decrease) in net asset value from operations	1.75	1.34	(.65)	1.52	(.08)

Less: Dividends

Dividends from net investment income	(1.26)	(.18)	(.41)	(.13)	(.18)

Net asset value, end of period	$ 14.88	$ 14.39	$ 13.23	$ 14.29	$ 12.90

Total Return

Total investment return based on net asset value(c)*	12.65%	9.87%	(4.77)%+	11.82%	(.68)%

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$27	$26	$27	$33	$32

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.98%	1.00%	1.00%	1.00%	1.00%

Expenses, before waivers/reimbursements	1.50%	1.49%	1.51%	1.36%	1.40%

Net investment income(b)	2.22%	2.07%	6.01%	2.36%	1.25%

Portfolio turnover rate	46%	39%	42%	45%	48%

See footnote summary on page 30.

abfunds.com	AB INTERNATIONAL VALUE FUND | 29

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Year Ended November 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 13.88	$ 12.80	$ 13.88	$ 12.57	$ 12.86

Income From Investment Operations

Net investment income(a)(b)	.33	.25	.78	.32	.15

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.37	1.05	(1.42)	1.15	(.23)

Net increase (decrease) in net asset value from operations	1.70	1.30	(.64)	1.47	(.08)

Less: Dividends

Dividends from net investment income	(1.26)	(.22)	(.44)	(.16)	(.21)

Net asset value, end of period	$ 14.32	$ 13.88	$ 12.80	$ 13.88	$ 12.57

Total Return

Total investment return based on net asset value(c)*	12.62%	9.97%	(4.83)%+	11.78%	(.64)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$819	$711	$1,129	$1,400	$1,829

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.99%	1.00%	1.00%	1.00%	1.00%

Expenses, before waivers/reimbursements	1.37%	1.27%	1.26%	1.12%	1.14%

Net investment income(b)	2.23%	1.82%	6.26%	2.28%	1.30%

Portfolio turnover rate	46%	39%	42%	45%	48%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Amount is less than $.005.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended November 30, 2024, November 30, 2023, November 30, 2022 and November 30, 2020 by .06%, .02%, .01%, and .04%, respectively.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See notes to financial statements.

30 | AB INTERNATIONAL VALUE FUND	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of AB International Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB International Value Fund (the “Fund”) (one of the funds constituting AB Trust (the “Trust”)), including the portfolio of investments, as of November 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting AB Trust) at November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and

abfunds.com	AB INTERNATIONAL VALUE FUND | 31

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

January 24, 2025

32 | AB INTERNATIONAL VALUE FUND	abfunds.com

2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the earnings of the Fund for the taxable year ended November 30, 2024.

For the taxable year ended November 30, 2024, the Fund designates 45.94% as the maximum amount that may be considered qualified dividend income for individual shareholders.

The Fund intends to make an election to pass through foreign taxes to its shareholders. For the taxable year ended November 30, 2024, $291,263 of foreign taxes may be passed through and the associated foreign source income for information reporting purposes is $3,586,627.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

abfunds.com	AB INTERNATIONAL VALUE FUND | 33

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Trust (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB International Value Fund (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

34 | AB INTERNATIONAL VALUE FUND	abfunds.com

judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

abfunds.com	AB INTERNATIONAL VALUE FUND | 35

expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2022 was not unreasonable. The directors noted that the Fund was not profitable to the Adviser in 2023.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s recent unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the periods reviewed, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted it

36 | AB INTERNATIONAL VALUE FUND	abfunds.com

was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was above the median and discussed with the Adviser the reasons it was above the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or

abfunds.com	AB INTERNATIONAL VALUE FUND | 37

temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors requested that the Adviser implement, effective June 1, 2024, a voluntary expense limitation agreement capping total expenses at 0.96% for Advisor Class shares of the Fund, with corresponding expense limitations for the other share classes, and the Adviser agreed to do so.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

38 | AB INTERNATIONAL VALUE FUND	abfunds.com

NOTES

abfunds.com	AB INTERNATIONAL VALUE FUND | 39

NOTES

40 | AB INTERNATIONAL VALUE FUND	abfunds.com

AB INTERNATIONAL VALUE FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

IV-0151-1124

NOV 11.30.24

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB LARGE CAP VALUE FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

November 30, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.8%
Financials – 19.9%
Banks – 8.1%
Bank of America Corp.	213,196	$10,128,942
First Citizens BancShares, Inc./NC – Class A	2,039	4,679,505
M&T Bank Corp.	21,526	4,735,505
Wells Fargo & Co.	256,849	19,564,188

		39,108,140

Capital Markets – 5.4%
Charles Schwab Corp. (The)	189,423	15,676,647
Morgan Stanley	79,275	10,433,383

		26,110,030

Financial Services – 4.3%
Corebridge Financial, Inc.	255,937	8,284,681
Fiserv, Inc.(a)	55,877	12,346,582

		20,631,263

Insurance – 2.1%
Progressive Corp. (The)	36,944	9,933,503

		95,782,936

Health Care – 16.5%
Biotechnology – 1.5%
AbbVie, Inc.	38,942	7,123,660

Health Care Equipment & Supplies – 1.3%
Medtronic PLC	75,047	6,494,567

Health Care Providers & Services – 8.4%
Encompass Health Corp.	83,843	8,630,799
Labcorp Holdings, Inc.	51,871	12,509,210
UnitedHealth Group, Inc.	31,524	19,235,945

		40,375,954

Life Sciences Tools & Services – 3.0%
ICON PLC(a)	20,553	4,321,268
Thermo Fisher Scientific, Inc.	19,346	10,246,222

		14,567,490

Pharmaceuticals – 2.3%
Bristol-Myers Squibb Co.	85,971	5,091,203
Merck & Co., Inc.	56,435	5,736,053

		10,827,256

		79,388,927

Industrials – 13.4%
Air Freight & Logistics – 1.4%
CH Robinson Worldwide, Inc.	61,839	6,528,962

Building Products – 1.5%
Builders FirstSource, Inc.(a)	38,011	7,087,911

abfunds.com	AB LARGE CAP VALUE FUND | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Electrical Equipment – 2.5%
Eaton Corp. PLC	21,790	$8,180,402
Sensata Technologies Holding PLC	126,499	4,065,678

		12,246,080

Ground Transportation – 0.7%
ArcBest Corp.	28,551	3,291,359

Machinery – 5.9%
Deere & Co.	19,302	8,992,802
PACCAR, Inc.	62,078	7,263,126
Pentair PLC	80,073	8,727,156
Stanley Black & Decker, Inc.	39,561	3,538,731

		28,521,815

Professional Services – 1.4%
Robert Half, Inc.	88,484	6,601,791

		64,277,918

Consumer Discretionary – 8.7%
Hotels, Restaurants & Leisure – 2.3%
McDonald’s Corp.	37,263	11,030,221

Household Durables – 0.8%
PulteGroup, Inc.	29,012	3,924,453

Specialty Retail – 4.2%
AutoZone, Inc.(a)	1,404	4,450,034
Bath & Body Works, Inc.	67,009	2,428,406
Lowe’s Cos., Inc.	47,453	12,927,621

		19,806,061

Textiles, Apparel & Luxury Goods – 1.4%
Tapestry, Inc.	108,808	6,776,562

		41,537,297

Information Technology – 8.3%
Semiconductors & Semiconductor Equipment – 2.6%
Lam Research Corp.	61,413	4,537,193
NXP Semiconductors NV	34,484	7,909,595

		12,446,788

Software – 4.0%
Gen Digital, Inc.	257,246	7,936,039
Oracle Corp.	61,843	11,431,060

		19,367,099

Technology Hardware, Storage & Peripherals – 1.7%
Western Digital Corp.(a)	110,961	8,099,043

		39,912,930

2 | AB LARGE CAP VALUE FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Energy – 7.3%
Energy Equipment & Services – 2.7%
Baker Hughes Co.	297,527	$13,076,312

Oil, Gas & Consumable Fuels – 4.6%
Cameco Corp. (New York)(b)	83,190	4,945,645
EOG Resources, Inc.	69,674	9,284,757
Exxon Mobil Corp.	65,862	7,769,082

		21,999,484

		35,075,796

Communication Services – 7.1%
Diversified Telecommunication Services – 2.2%
Comcast Corp. – Class A	246,226	10,634,501

Entertainment – 3.0%
Walt Disney Co. (The)	120,059	14,103,331

Wireless Telecommunication Services – 1.9%
T-Mobile US, Inc.	36,963	9,127,643

		33,865,475

Consumer Staples – 6.7%
Beverages – 1.1%
Coca-Cola Co. (The)	81,674	5,233,670

Consumer Staples Distribution & Retail – 4.1%
Walmart, Inc.	212,693	19,674,102

Household Products – 1.5%
Procter & Gamble Co. (The)	39,741	7,123,972

		32,031,744

Real Estate – 4.0%
Hotel & Resort REITs – 1.0%
Ryman Hospitality Properties, Inc.	42,443	4,976,017

Industrial REITs – 1.1%
Prologis, Inc.	45,932	5,363,939

Office REITs – 0.8%
COPT Defense Properties	109,945	3,622,688

Specialized REITs – 1.1%
Equinix, Inc.	5,571	5,467,825

		19,430,469

Utilities – 4.0%
Electric Utilities – 2.2%
American Electric Power Co., Inc.	108,305	10,815,337

abfunds.com	AB LARGE CAP VALUE FUND | 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Multi-Utilities – 1.8%
Ameren Corp.	91,150	$8,603,649

		19,418,986

Materials – 3.9%
Chemicals – 3.9%
Corteva, Inc.	129,845	8,081,553
LyondellBasell Industries NV – Class A	124,853	10,405,249

		18,486,802

Total Common Stocks (cost $342,069,950)		479,209,280

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.54%(c)(d)(e) (cost $686,391)	686,391	686,391

Total Investments – 99.9% (cost $342,756,341)		479,895,671
Other assets less liabilities – 0.1%		328,917

Net Assets – 100.0%		$480,224,588

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

4 | AB LARGE CAP VALUE FUND	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

November 30, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $342,069,950)	$479,209,280	(a)
Affiliated issuers (cost $686,391)	686,391
Unaffiliated dividends receivable	669,520
Receivable for shares of beneficial interest sold	63,628
Receivable due from Adviser	44,636
Affiliated dividends receivable	2,227

Total assets	480,675,682

Liabilities
Advisory fee payable	191,305
Payable for shares of beneficial interest redeemed	58,691
Custody and accounting fees payable	56,204
Administrative fee payable	40,098
Audit and tax fee payable	38,834
Distribution fee payable	11,304
Transfer Agent fee payable	7,641
Trustees’ fees payable	880
Accrued expenses	46,137

Total liabilities	451,094

Net Assets	$480,224,588

Composition of Net Assets
Paid-in capital	$294,515,303
Distributable earnings	185,709,285

Net Assets	$480,224,588

Net Asset Value Per Share—unlimited shares authorized, without par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$53,835,117	2,615,635	$20.58	*

C	$796,906	38,392	$20.76

Advisor	$423,767,358	20,532,993	$20.64

I	$1,814,364	89,022	$20.38

Z	$10,843	526	$20.61

(a)	Includes securities on loan with a value of $4,896,183 (see Note E).

*	The maximum offering price per share for Class A shares was $21.49 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB LARGE CAP VALUE FUND | 5

STATEMENT OF OPERATIONS

Year Ended November 30, 2024

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $42,276)	$8,870,435
Affiliated issuers	88,319
Interest	160
Securities lending income	11,230	$8,970,144

Expenses
Advisory fee (see Note B)	2,298,429
Distribution fee—Class A	127,244
Distribution fee—Class C	8,200
Distribution fee—Class R	867
Distribution fee—Class K	6,116
Transfer agency—Class A	20,384
Transfer agency—Class C	433
Transfer agency—Advisor Class	150,407
Transfer agency—Class R	395
Transfer agency—Class K	4,787
Transfer agency—Class I	2,072
Registration fees	112,358
Legal	111,595
Administrative	93,818
Custody and accounting	69,899
Audit and tax	56,544
Printing	40,891
Trustees’ fees	26,421
Miscellaneous	27,285

Total expenses	3,158,145
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(79,710)

Net expenses		3,078,435

Net investment income		5,891,709

Realized and Unrealized Gain on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions		46,201,288
Foreign currency transactions		155
Net change in unrealized appreciation (depreciation) of investments		67,694,046

Net gain on investment and foreign currency transactions		113,895,489

Net Increase in Net Assets from Operations		$119,787,198

See notes to financial statements.

6 | AB LARGE CAP VALUE FUND	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30, 2024	Year Ended November 30, 2023
Increase in Net Assets from Operations
Net investment income	$5,891,709	$5,845,465
Net realized gain on investment transactions	46,201,443	14,647,025
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	67,694,046	7,407,862

Net increase in net assets from operations	119,787,198	27,900,352
Distributions to Shareholders
Class A	(2,252,713)	(5,442,295)
Class C	(31,966)	(152,368)
Advisor Class	(16,452,685)	(38,917,044)
Class R	(15,001)	(35,422)
Class K	(261,446)	(742,979)
Class I	(84,771)	(189,306)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(11,949,859)	8,451,820

Total increase (decrease)	88,738,757	(9,127,242)
Net Assets
Beginning of period	391,485,831	400,613,073

End of period	$480,224,588	$391,485,831

See notes to financial statements.

abfunds.com	AB LARGE CAP VALUE FUND | 7

NOTES TO FINANCIAL STATEMENTS

November 30, 2024

NOTE A

Significant Accounting Policies

AB Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series company currently comprised of three funds. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Large Cap Value Fund (the “Fund”) (formerly known as AB Value Fund), a diversified fund. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Effective October 1, 2024, the Fund commenced offering Class Z shares. Class B, Class R and Class K, shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5

8 | AB LARGE CAP VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

abfunds.com	AB LARGE CAP VALUE FUND | 9

NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since

10 | AB LARGE CAP VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2024:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$479,209,280		$	– 0	–	$	– 0	–	$479,209,280
Short-Term Investments	686,391			– 0	–		– 0	–	686,391

Total Investments in Securities	479,895,671			– 0	–		– 0	–	479,895,671
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$479,895,671		$	– 0	–	$	– 0	–	$479,895,671

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated

abfunds.com	AB LARGE CAP VALUE FUND | 11

NOTES TO FINANCIAL STATEMENTS (continued)

assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

12 | AB LARGE CAP VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. Prior to August 1, 2024, the Fund paid the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. Effective August 1, 2024, the Advisor has contractually agreed to waive 0.025% of the advisory fee. The advisory fee waiver cannot be terminated until February 28, 2026. The Adviser has contractually agreed to waive its advisory fees and/or bear certain expenses of the Fund to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense and extraordinary expenses), on an annualized basis, from exceeding .90%, 1.65%, .65%, .65% and .65% of average daily net assets for the Class A, Class C, Advisor Class, Class I and Class Z shares. For the year ended November 30, 2024, such waiver amounted to $76,189.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended November 30, 2024, the reimbursement for such services amounted to $93,818.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $93,208 for the year ended November 30, 2024.

abfunds.com	AB LARGE CAP VALUE FUND | 13

NOTES TO FINANCIAL STATEMENTS (continued)

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,825 from the sale of Class A shares and received $58 and $97 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended November 30, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended November 30, 2024, such waiver amounted to $3,114.

A summary of the Fund’s transactions in AB mutual funds for the year ended November 30, 2024 is as follows:

Fund	Market Value 11/30/23 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/24 (000)		Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$164,587	$163,901	$686		$88
Government Money Market Portfolio*		5,071		11,712	16,783	– 0	–	1

Total						$686		$89

*	Investments of cash collateral for securities lending transactions (see Note E)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor

14 | AB LARGE CAP VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $979,585, $148,701 and $85,389 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$228,932,488		$250,204,779
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$343,297,897

Gross unrealized appreciation	$139,335,634
Gross unrealized depreciation	(2,737,860)

Net unrealized appreciation	$136,597,774

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

abfunds.com	AB LARGE CAP VALUE FUND | 15

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund did not engage in derivatives transactions for the year ended November 30, 2024.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are

16 | AB LARGE CAP VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended November 30, 2024 is as follows:

						Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$4,896,183	$	– 0	–	$4,878,705	$10,487	$743	$407

*	As of November 30, 2024.

abfunds.com	AB LARGE CAP VALUE FUND | 17

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023

Class A
Shares sold	68,550	158,204	$1,233,081	$2,467,936

Shares issued in reinvestment of dividends and distributions	129,001	324,714	2,025,312	4,802,517

Shares converted from Class C	15,696	13,523	272,361	210,744

Shares redeemed	(521,796)	(383,705)	(9,419,438)	(6,046,430)

Net increase (decrease)	(308,549)	112,736	$(5,888,684)	$1,434,767

Class C
Shares sold	9,206	10,745	$159,823	$172,083

Shares issued in reinvestment of dividends and distributions	1,270	7,834	20,277	117,353

Shares converted to Class A	(15,492)	(13,406)	(272,361)	(210,744)

Shares redeemed	(10,717)	(35,919)	(191,643)	(540,316)

Net decrease	(15,733)	(30,746)	$(283,904)	$(461,624)

Advisor Class
Shares sold	2,789,172	2,004,317	$49,407,079	$31,096,667

Shares issued in reinvestment of dividends and distributions	795,830	2,033,938	12,502,484	30,102,288

Shares redeemed	(3,377,036)	(3,410,909)	(60,892,794)	(53,306,634)

Net increase	207,966	627,346	$1,016,769	$7,892,321

Class R
Shares sold	934	9,996	$16,055	$153,643

Shares issued in reinvestment of dividends and distributions	958	2,403	15,001	35,421

Shares redeemed	(23,365)	(10,006)	(418,784)	(157,151)

Net increase (decrease)	(21,473)	2,393	$(387,728)	$31,913

18 | AB LARGE CAP VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Year Ended November 30, 2024	Year Ended November 30, 2023		Year Ended November 30, 2024	Year Ended November 30, 2023

Class K
Shares sold	14,024	62,255		$230,099		$929,154

Shares issued in reinvestment of dividends and distributions	17,043	51,381		261,444		742,971

Shares redeemed	(386,876)	(146,473)		(6,636,108)		(2,241,644)

Net decrease	(355,809)	(32,837)		$(6,144,565)		$(569,519)

Class I
Shares sold	2,628	13,079		$46,295		$196,302

Shares issued in reinvestment of dividends and distributions	2,099	3,433		32,551		50,194

Shares redeemed	(19,647)	(7,908)		(350,633)		(122,534)

Net increase (decrease)	(14,920)	8,604		$(271,787)		$123,962

Class Z(a)
Shares sold	526	– 0	–	$10,040	$	– 0	–

Net increase	526	– 0	–	$10,040	$	– 0	–

(a)	Commencement of operations October 1, 2024.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

abfunds.com	AB LARGE CAP VALUE FUND | 19

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended November 30, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended November 30, 2024 and November 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$5,400,938	$5,972,242
Net long-term capital gains	13,697,644	39,507,172

Total taxable distributions paid	$19,098,582	$45,479,414

20 | AB LARGE CAP VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$5,917,936
Undistributed capital gains	43,193,559
Unrealized appreciation (depreciation)	136,597,790	(a)

Total accumulated earnings (deficit)	$185,709,285

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update, ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280 it, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15,

abfunds.com	AB LARGE CAP VALUE FUND | 21

NOTES TO FINANCIAL STATEMENTS (continued)

2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-07 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-07.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

22 | AB LARGE CAP VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 16.43	$ 17.31	$ 18.45	$ 14.86	$ 15.30

Income From Investment Operations

Net investment income(a)(b)	.21	.20	.19	.16	.19

Net realized and unrealized gain (loss) on investment transactions	4.71	.86	.44	3.61	(.30)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	4.92	1.06	.63	3.77	(.11)

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.23)	(.18)	(.18)	(.22)

Distributions from net realized gain on investment transactions	(.58)	(1.71)	(1.59)	– 0	–	(.11)

Total dividends and distributions	(.77)	(1.94)	(1.77)	(.18)	(.33)

Net asset value, end of period	$ 20.58	$ 16.43	$ 17.31	$ 18.45	$ 14.86

Total Return

Total investment return based on net asset value(d)	31.41%	7.35%	3.39%	25.68%	(.76)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$53,836	$48,039	$48,671	$50,255	$43,203

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.93%	.96%	.95%	.95%	.99%

Expenses, before waivers/reimbursements	.95%	.97%	.95%	.95%	.99%

Net investment income(b)	1.16%	1.31%	1.12%	.90%	1.44%

Portfolio turnover rate	53%	45%	46%	42%	61%

See footnote summary on page 27.

abfunds.com	AB LARGE CAP VALUE FUND | 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 16.52	$ 17.37	$ 18.50	$ 14.85	$ 15.28

Income From Investment Operations

Net investment income(a)(b)	.07	.09	.06	.03	.09

Net realized and unrealized gain (loss) on investment transactions	4.78	.86	.44	3.63	(.32)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	4.85	.95	.50	3.66	(.23)

Less: Dividends and Distributions

Dividends from net investment income	(.03)	(.09)	(.04)	(.01)	(.09)

Distributions from net realized gain on investment transactions	(.58)	(1.71)	(1.59)	– 0	–	(.11)

Total dividends and distributions	(.61)	(1.80)	(1.63)	(.01)	(.20)

Net asset value, end of period	$ 20.76	$ 16.52	$ 17.37	$ 18.50	$ 14.85

Total Return

Total investment return based on net asset value(d)	30.44%	6.54%	2.62%	24.75%	(1.54)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$797	$894	$1,474	$1,419	$1,046

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.69%	1.72%	1.71%	1.71%	1.75%

Expenses, before waivers/reimbursements	1.71%	1.72%	1.71%	1.71%	1.75%

Net investment income(b)	.41%	.60%	.38%	.15%	.69%

Portfolio turnover rate	53%	45%	46%	42%	61%
See footnote summary on page 27.

24 | AB LARGE CAP VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 16.47	$ 17.36	$ 18.50	$ 14.90	$ 15.33

Income From Investment Operations

Net investment income(a)(b)	.25	.24	.23	.21	.23

Net realized and unrealized gain (loss) on investment transactions	4.73	.85	.44	3.60	(.30)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	– 0	–

Net increase (decrease) in net asset value from operations	4.98	1.09	.67	3.81	(.07)

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.27)	(.22)	(.21)	(.25)

Distributions from net realized gain on investment transactions	(.58)	(1.71)	(1.59)	– 0	–	(.11)

Total dividends and distributions	(.81)	(1.98)	(1.81)	(.21)	(.36)

Net asset value, end of period	$ 20.64	$ 16.47	$ 17.36	$ 18.50	$ 14.90

Total Return

Total investment return based on net asset value(d)	31.80%	7.57%	3.66%	25.97%	(.47)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$423,767	$334,806	$341,919	$364,323	$314,298

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.68%	.71%	.70%	.70%	.74%

Expenses, before waivers/reimbursements	.70%	.71%	.70%	.70%	.74%

Net investment income(b)	1.40%	1.56%	1.37%	1.15%	1.68%

Portfolio turnover rate	53%	45%	46%	42%	61%

See footnote summary on page 27.

abfunds.com	AB LARGE CAP VALUE FUND | 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 16.28	$ 17.19	$ 18.34	$ 14.77	$ 15.20

Income From Investment Operations

Net investment income(a)(b)	.24	.24	.23	.21	.23

Net realized and unrealized gain (loss) on investment transactions	4.68	.83	.44	3.58	(.29)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	4.92	1.07	.67	3.79	(.06)

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.27)	(.23)	(.22)	(.26)

Distributions from net realized gain on investment transactions	(.58)	(1.71)	(1.59)	– 0	–	(.11)

Total dividends and distributions	(.82)	(1.98)	(1.82)	(.22)	(.37)

Net asset value, end of period	$ 20.38	$ 16.28	$ 17.19	$ 18.34	$ 14.77

Total Return

Total investment return based on net asset value(d)	31.77%	7.63%	3.66%	25.97%	(.44)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,814	$1,693	$1,638	$1,785	$1,527

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.70%	.70%	.68%	.68%	.71%

Expenses, before waivers/reimbursements	.78%	.70%	.68%	.68%	.71%

Net investment income(b)	1.39%	1.56%	1.40%	1.17%	1.72%

Portfolio turnover rate	53%	45%	46%	42%	61%

See footnote summary on page 27.

26 | AB LARGE CAP VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class Z
	October 1, 2024(e) to November 30, 2024

Net asset value, beginning of period	$ 19.08

Income From Investment Operations

Net investment income(a)(b)	.05

Net realized and unrealized gain on investment transactions	1.48

Net increase in net asset value from operations	1.53

Less: Dividends and Distributions

Net asset value, end of period	$ 20.61

Total Return

Total investment return based on net asset value(d)	8.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.12	%^

Expenses, before waivers/reimbursements	.71	%^

Net investment income(b)	1.48	%^

Portfolio turnover rate	53%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Commencement of operations.

^	Annualized.

See notes to financial statements.

abfunds.com	AB LARGE CAP VALUE FUND | 27

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Large Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Large Cap Value Fund (the “Fund”) (formerly known as AB Value Fund) (one of the funds constituting AB Trust (the “Trust”)), including the portfolio of investments, as of November 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting AB Trust) at November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and

28 | AB LARGE CAP VALUE FUND	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

January 24, 2025

abfunds.com	AB LARGE CAP VALUE FUND | 29

2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended November 30, 2024. For corporate shareholders, 99.68% of dividends paid qualify for the dividends received deduction. For individual shareholders, the Fund designates 100% of dividends paid as qualified dividend income. The Fund designates $13,697,644 of dividends paid as long-term capital gain dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

30 | AB LARGE CAP VALUE FUND	abfunds.com

Information Regarding the Review and Approval of Amendment to the Fund’s Advisory Agreement

At a meeting of the Board of Directors of AB Trust (the “Company”) held in-person on July 30-31, 2024, the Adviser recommended an amendment to the Company’s then-current Advisory Agreement with the Adviser (the “Amended Advisory Agreement”) to effect a reduction in the advisory fee paid by AB Value Fund (the “Fund”). The amendment would reduce the advisory fee on the first $2.5 billion in assets from 0.55% to 0.50%, effective August 1, 2024. The Adviser also recommended, effective August 1, 2024 (i) implementation of a contractual waiver of a portion of the advisory fee paid by the Fund; (ii) implementation of expense caps on Fund operating expenses; and (iii) effective on or about October 1, 2024 a change of the Fund’s name to “AB Large Cap Value Fund” and changes to the Fund’s investment policy.

After their review of updated comparative fee and expense information, and discussion with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards, the disinterested directors (the “directors”) unanimously approved the Amended Agreement. The directors also approved the Adviser’s other proposals for the Fund.

The directors last approved the continuance of the Fund’s then-current Advisory Agreement at a meeting held by video conference on May 7-9, 2024 (the “May 2024 Meeting” or the “Meeting”) and a discussion regarding the basis for the Board’s approval is set forth below. In determining to approve the Amended Agreement the directors took into account their review at the May 2024 Meeting and noted that the proposed lowering of the advisory fee would benefit the Fund and its shareholders. The directors noted that the Adviser was reducing fees for business reasons, and had assured them that there would be no diminution in the nature or quality of services to the Fund.

Board’s Approval at the May 2024 Meeting

The disinterested directors unanimously approved the continuance of the Fund’s then-current Advisory Agreement at the May 2024 Meeting.

Prior to approval of the continuance of the then-current Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the then-current Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience

abfunds.com	AB LARGE CAP VALUE FUND | 31

as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the then-current advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the then-current Advisory Agreement, including the then-current advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the then-current Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the then-current Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the then-current Advisory Agreement. The directors noted that the methodology used to determine

32 | AB LARGE CAP VALUE FUND	abfunds.com

the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the then-current Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the then-current Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

abfunds.com	AB LARGE CAP VALUE FUND | 33

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the then-current advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s then-current contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s then-current total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s then-current fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s then-current fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory

34 | AB LARGE CAP VALUE FUND	abfunds.com

accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s then-current advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians of a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s then-current expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s then-current expense ratio was acceptable.

Economies of Scale

The directors noted that the then-current advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or

abfunds.com	AB LARGE CAP VALUE FUND | 35

indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

36 | AB LARGE CAP VALUE FUND	abfunds.com

AB LARGE CAP VALUE FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

LCV-Z-0151-1124

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

ABT - DV

At a Special Meeting held on July 18, 2024, shareholders of AB Discovery Value Fund (the “Trust”), a series of AB Trust, elected Trustees in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Trustees effective December 31, 2024, and Mr. Erzan will resign as a Trustee effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Trust elected four individuals to serve as Trustees effective January 1, 2025 (the “Trustees-Elect”), who will serve on the Unitary Board with current Trustees Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	57,073,037.622	1,155,301.839	N/A	N/A
Alexander Chaloff	57,119,158.863	1,109,180.598	21,685.940	N/A
R. Jay Gerken	57,086,039.485	1,142,299.976	N/A	N/A
Jeffrey R. Holland	57,126,106.730	1,102,232.731	N/A	N/A
Jeanette W. Loeb	55,952,398.297	2,275,941.164	N/A	N/A
Carol C. McMullen	57,088,828.224	1,139,511.237	21,685.940	N/A
Garry L. Moody	56,999,108.300	1,229,231.161	21,685.940	N/A
Emilie D. Wrapp	57,146,271.902	1,082,067.559	N/A	N/A

ABT - IV

At a Special Meeting held on July 18, 2024, shareholders of AB International Value Fund (the “Trust”), a series of AB Trust, elected Trustees in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Trustees effective December 31, 2024, and Mr. Erzan will resign as a Trustee effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Trust elected four individuals to serve as Trustees effective January 1, 2025 (the “Trustees-Elect”), who will serve on the Unitary Board with current Trustees Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	57,073,037.622	1,155,301.839	N/A	N/A
Alexander Chaloff	57,119,158.863	1,109,180.598	21,685.940	N/A
R. Jay Gerken	57,086,039.485	1,142,299.976	N/A	N/A
Jeffrey R. Holland	57,126,106.730	1,102,232.731	N/A	N/A
Jeanette W. Loeb	55,952,398.297	2,275,941.164	N/A	N/A
Carol C. McMullen	57,088,828.224	1,139,511.237	21,685.940	N/A
Garry L. Moody	56,999,108.300	1,229,231.161	21,685.940	N/A
Emilie D. Wrapp	57,146,271.902	1,082,067.559	N/A	N/A

ABT - LGCV

At a Special Meeting held on July 18, 2024, shareholders of AB Large Cap Value Fund (the “Trust”), a series of AB Trust, elected Trustees in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Trustees effective December 31, 2024, and Mr. Erzan will resign as a Trustee effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Trust elected four individuals to serve as Trustees effective January 1, 2025 (the “Trustees-Elect”), who will serve on the Unitary Board with current Trustees Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	57,073,037.622	1,155,301.839	N/A	N/A
Alexander Chaloff	57,119,158.863	1,109,180.598	21,685.940	N/A
R. Jay Gerken	57,086,039.485	1,142,299.976	N/A	N/A
Jeffrey R. Holland	57,126,106.730	1,102,232.731	N/A	N/A
Jeanette W. Loeb	55,952,398.297	2,275,941.164	N/A	N/A
Carol C. McMullen	57,088,828.224	1,139,511.237	21,685.940	N/A
Garry L. Moody	56,999,108.300	1,229,231.161	21,685.940	N/A
Emilie D. Wrapp	57,146,271.902	1,082,067.559	N/A	N/A

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 1 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 1 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Trust

By:	/s/ Onur Erzan
Onur Erzan
President

Date: January 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: January 29, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: January 29, 2025